GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 56.2%
Agriculture(a) – 0.6%
Altria Group, Inc.
$1,322,000	4.875%		02/04/28	$ 1,328,279
BAT Capital Corp.
1,475,000	6.343		08/02/30	1,559,149

				2,887,428

Automotive – 3.7%
American Honda Finance Corp.(b) (Secured Overnight Financing Rate + 0.650%)
4,873,000	4.280		11/19/27	4,865,690
General Motors Financial Co., Inc.
2,491,000	4.000	(a)	10/06/26	2,491,000
1,535,000	4.750		04/06/29	1,534,033
(Secured Overnight Financing Rate + 1.170%)
4,244,000	4.804	(b)	04/04/28	4,265,305
Hyundai Capital America(c)
1,228,000	4.875		06/23/27	1,232,642
2,175,000	4.250		01/08/29	2,144,811
(Secured Overnight Financing Rate + 1.040%)
450,000	4.677	(b)	03/19/27	451,242
Volkswagen Group of America Finance LLC(c)
1,469,000	5.300		03/22/27	1,474,568

				18,459,291

Banks – 21.6%
Banco Santander SA(a)(b) (1 yr. CMT + 0.900%)
2,400,000	1.722		09/14/27	2,386,200
Bank of America Corp.(a)(b) (3 mo. USD Term SOFR + 1.452%)
3,545,000	2.884		10/22/30	3,343,750
(Secured Overnight Financing Rate + 0.830%)
4,713,000	4.979		01/24/29	4,739,016
Bank of Montreal(a)
4,440,000	4.700		09/14/27	4,454,430
Bank of Nova Scotia(b) (Secured Overnight Financing Rate + 0.800%)
622,000	4.428		08/15/27	623,406
(Secured Overnight Financing Rate + 0.890%)
4,565,000	4.932	(a)	02/14/29	4,587,597
Barclays PLC(a)(b) (1 yr. CMT + 1.900%)
1,950,000	2.645		06/24/31	1,788,092
(Secured Overnight Financing Rate + 0.930%)
1,295,000	4.219		05/24/30	1,272,791
(Secured Overnight Financing Rate + 1.340%)
1,380,000	4.837		09/10/28	1,382,456
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,298,900
BPCE SA
1,055,000	3.250	(c)	01/11/28	1,035,050
(Secured Overnight Financing Rate + 1.087%)
1,000,000	2.045	(a)(b)	10/19/27	992,340
Canadian Imperial Bank of Commerce
2,980,000	5.615		07/17/26	2,981,460

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 0.930%)
$1,265,000	4.508	%(a)(b)	09/11/27	$ 1,264,810
800,000	4.568	(a)(b)	09/11/27	800,872
(Secured Overnight Financing Rate + 0.940%)
2,456,000	4.577	(b)	06/28/27	2,469,238
Citibank NA(a)(b) (Secured Overnight Financing Rate + 0.595%)
2,555,000	4.554		06/18/29	2,552,190
(Secured Overnight Financing Rate + 0.712%)
2,178,000	4.876		11/19/27	2,182,116
Citigroup, Inc.(a)(b) (3 mo. USD Term SOFR + 1.413%)
614,000	3.520		10/27/28	605,736
(3 mo. USD Term SOFR + 1.652%)
744,000	3.668		07/24/28	737,408
Citizens Bank NA(a)(b) (Secured Overnight Financing Rate + 0.700%)
1,245,000	4.192		01/29/29	1,234,716
Deutsche Bank AG(a)(b) (Secured Overnight Financing Rate + 1.219%)
2,164,000	2.311		11/16/27	2,145,779
First-Citizens Bank & Trust Co.(a)(b) (Secured Overnight Financing Rate + 1.146%)
610,000	5.097		07/13/29	610,860
Huntington National Bank(a)(b) (Secured Overnight Financing Rate + 0.720%)
817,000	4.353		04/12/28	817,065
JPMorgan Chase & Co.(a)(b) (Secured Overnight Financing Rate + 0.800%)
1,388,000	4.915		01/24/29	1,394,871
(Secured Overnight Financing Rate + 1.190%)
4,303,000	5.040		01/23/28	4,316,597
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.920%)
985,000	4.556		07/02/27	989,984
Manufacturers & Traders Trust Co.(a)(b) (Secured Overnight Financing Rate + 0.940%)
1,185,000	4.548		04/18/30	1,176,527
Mitsubishi UFJ Financial Group, Inc.(a)(b) (1 yr. CMT + 0.750%)
1,435,000	1.538		07/20/27	1,432,718
Morgan Stanley(a)(b) (Secured Overnight Financing Rate + 0.800%)
2,890,000	4.238		01/09/30	2,851,852
(Secured Overnight Financing Rate + 1.000%)
1,365,000	2.475		01/21/28	1,349,985
(Secured Overnight Financing Rate + 1.215%)
1,270,000	5.042		07/19/30	1,279,030
(Secured Overnight Financing Rate + 1.380%)
2,820,000	4.994		04/12/29	2,835,425
Morgan Stanley Bank NA(a)(b) (Secured Overnight Financing Rate + 0.974%)
1,005,000	4.788		05/10/30	1,005,724
NatWest Markets PLC(c)
571,000	5.416		05/17/27	576,419

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
PNC Financial Services Group, Inc.(a)(b)
(Secured Overnight Financing Rate + 0.610%)
$2,150,000	4.075%		01/26/29	$ 2,132,972
(Secured Overnight Financing Rate + 0.681%)
1,515,000	4.618		10/26/29	1,511,076
Royal Bank of Canada(a)(b) (Secured Overnight Financing Rate + 0.790%)
543,000	5.069		07/23/27	543,228
Santander U.K. Group Holdings PLC(a)(b) (Secured Overnight Financing Rate + 1.220%)
2,000,000	2.469		01/11/28	1,977,260
Societe Generale SA(c)
3,611,000	5.250		02/19/27	3,628,188
(Secured Overnight Financing Rate + 1.100%)
3,367,000	4.730	(b)	02/19/27	3,377,337
Standard Chartered Bank(b) (Secured Overnight Financing Rate + 0.650%)
2,157,000	4.283		10/08/26	2,159,200
Sumitomo Mitsui Financial Group, Inc.
2,255,000	4.108		01/15/29	2,226,858
Sumitomo Mitsui Trust Bank Ltd.(c)
2,680,000	5.200		03/07/27	2,694,392
1,440,000	3.950		03/05/29	1,416,902
(Secured Overnight Financing Rate + 0.980%)
2,594,000	4.618	(b)	09/10/27	2,609,434
Toronto-Dominion Bank
1,810,000	4.693		09/15/27	1,816,462
2,231,000	4.861		01/31/28	2,241,798
Truist Bank(a)(b) (Secured Overnight Financing Rate + 0.662%)
1,400,000	4.144		01/27/29	1,390,410
Truist Financial Corp.(a)(b) (Secured Overnight Financing Rate + 1.435%)
1,380,000	4.873		01/26/29	1,385,934
UBS Group AG(a)(c)
1,441,000	4.282		01/09/28	1,434,775
(1 yr. CMT + 0.850%)
2,500,000	1.494	(b)	08/10/27	2,491,225
UniCredit SpA(c)
3,500,000	4.625		04/12/27	3,506,755
Westpac New Zealand Ltd.(c)
1,175,000	4.902		02/15/28	1,181,862

				108,241,478

Building Materials(a)(c) – 0.2%
Standard Industries, Inc.
805,000	4.750		01/15/28	799,832

Commercial Services(a) – 1.0%
Brink’s Co.(c)
385,000	6.500		06/15/29	392,784
Quanta Services, Inc.
4,414,000	4.750		08/09/27	4,426,227

				4,819,011

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
$2,220,000	2.450%		10/29/26	$ 2,206,569
2,329,000	6.100		01/15/27	2,347,306
2,504,000	3.650		07/21/27	2,484,594
384,000	4.625		10/15/27	384,177
1,206,000	5.100		01/19/29	1,217,119
2,445,000	4.125		02/28/29	2,411,015
American Express Co.(a)(b) (Secured Overnight Financing Rate + 0.811%)
935,000	4.444		05/03/30	929,306
Charles Schwab Corp.(a)(b) (Secured Overnight Financing Rate + 0.780%)
740,000	4.744		05/21/30	741,650
Equitable America Global Funding(c)
2,289,000	4.300		12/15/28	2,265,057
495,000	4.950		06/25/29	494,411
Jefferies Financial Group, Inc.
1,655,000	4.850		01/15/27	1,655,728
3,500,000	4.300	(a)	02/11/27	3,491,460
Macquarie Airfinance Holdings Ltd.(a)(c)
110,000	6.400		03/26/29	113,209
OneMain Finance Corp.(a)
760,000	6.125		05/15/30	759,787
Sumisho Air Lease Corp.(a)
1,140,000	3.625		12/01/27	1,123,812
1,295,000	4.850	(c)	03/24/31	1,281,221

				23,906,421

Electrical – 4.0%
ENEL Finance International NV (a)(c)
2,575,000	1.625		07/12/26	2,572,683
ITC Holdings Corp.(a)(c)
2,315,000	4.950		09/22/27	2,321,158
Monongahela Power Co. (a)(c)
1,907,000	3.550		05/15/27	1,893,956
NextEra Energy Capital Holdings, Inc.
2,630,000	4.625	(a)	07/15/27	2,634,287
7,103,000	4.685		09/01/27	7,120,047
Xcel Energy, Inc.(a)
3,325,000	1.750		03/15/27	3,262,656

				19,804,787

Electrical Components & Equipment(a)(c) – 0.1%
WESCO Distribution, Inc.
620,000	6.375		03/15/29	632,220

Electronics(a) – 0.1%
Amphenol Corp.
750,000	3.900		11/15/28	740,917

Environmental(a) – 1.1%
Veralto Corp.
1,273,000	5.500		09/18/26	1,274,795
Waste Management, Inc.
4,050,000	4.500		03/15/28	4,060,246

				5,335,041

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – 1.7%
Campbell’s Co.
$1,580,000	5.200%		03/19/27	$ 1,587,884
J.M. Smucker Co.(a)
813,000	5.900		11/15/28	836,667
Mars, Inc.(a)(c)
6,164,000	4.600		03/01/28	6,175,958

				8,600,509

Forest Products & Paper(a)(c) – 0.2%
Georgia-Pacific LLC
1,255,000	4.400		05/15/29	1,248,876

Healthcare Providers & Services(a) – 0.4%
Augusta SpinCo Corp.
715,000	4.398		03/23/29	709,981
HCA, Inc.
1,500,000	5.625		09/01/28	1,523,310

				2,233,291

Insurance – 2.1%
Corebridge Financial, Inc.(a)
2,837,000	3.650		04/05/27	2,818,645
Corebridge Global Funding(c)
1,385,000	4.900		12/03/29	1,385,194
(Secured Overnight Financing Rate + 1.300%)
2,621,000	4.937	(b)	09/25/26	2,626,032
Jackson National Life Global Funding(c)
1,239,000	5.550		07/02/27	1,250,052
Met Tower Global Funding(c)
2,490,000	4.000		01/14/29	2,454,368

				10,534,291

Internet(a) – 1.1%
Airbnb, Inc.
705,000	4.400		03/16/29	700,932
Alphabet, Inc.
1,275,000	3.875		11/15/28	1,263,372
Expedia Group, Inc.
1,115,000	4.625		08/01/27	1,115,803
Prosus NV(c)
2,260,000	3.257		01/19/27	2,240,225

				5,320,332

Lodging(a) – 0.3%
Marriott International, Inc.
1,530,000	5.450		09/15/26	1,531,759

Machinery-Diversified(a) – 1.0%
Ingersoll Rand, Inc.
5,220,000	5.197		06/15/27	5,252,938

Media(a)(c) – 0.3%
Space Exploration Technologies Corp.
1,445,000	5.350		07/15/31	1,443,425

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing(a)(c) – 0.1%
Axon Enterprise, Inc.
$355,000	6.125%	03/15/30	$ 362,150

Oil Field Services(a) – 0.9%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
715,000	4.050	03/11/29	704,811
QatarEnergy(c)
2,520,000	1.375	09/12/26	2,505,535
Sunoco LP(c)
750,000	7.000	05/01/29	771,900
Sunoco LP/Sunoco Finance Corp.(c)
760,000	7.000	09/15/28	776,059

			4,758,305

Pharmaceuticals – 1.5%
Cardinal Health, Inc.
4,792,000	4.700	11/15/26	4,799,092
Cencora, Inc.(a)
1,410,000	3.450	12/15/27	1,388,737
PRA Health Sciences, Inc.(a)(c)
1,435,000	2.875	07/15/26	1,434,656

			7,622,485

Pipelines(a) – 1.5%
Hess Midstream Operations LP(c)
795,000	5.875	03/01/28	800,653
300,000	6.500	06/01/29	305,829
Kinetik Holdings LP(c)
705,000	6.625	12/15/28	716,703
ONEOK, Inc.
2,645,000	4.250	09/24/27	2,635,901
Williams Cos., Inc.
3,090,000	5.300	08/15/28	3,133,600

			7,592,686

Real Estate Investment Trust(a) – 0.3%
American Tower Corp.
1,388,000	2.750	01/15/27	1,374,620

Retailing(a) – 0.6%
1011778 BC ULC/New Red Finance, Inc.(c)
1,130,000	6.125	06/15/29	1,147,040
O’Reilly Automotive, Inc.
1,965,000	5.750	11/20/26	1,972,369

			3,119,409

Semiconductors(a) – 0.7%
Intel Corp.
2,300,000	4.875	02/10/28	2,308,832
NXP BV/NXP Funding LLC/NXP USA, Inc.
1,097,000	4.400	06/01/27	1,096,331

			3,405,163

Software – 4.9%
Cadence Design Systems, Inc.
520,000	4.200	09/10/27	518,783

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Fidelity National Information Services, Inc.
$1,977,000	4.450%	03/10/28	$ 1,969,982
1,430,000	4.550 (a)	03/10/29	1,419,003
Oracle Corp.(a)
1,209,000	4.800	08/03/28	1,206,848
7,515,000	4.550	02/04/29	7,409,865
Salesforce, Inc.(a)
4,062,000	4.500	03/15/28	4,057,979
6,070,000	4.650	03/15/29	6,067,633
Synopsys, Inc.(a)
1,873,000	4.650	04/01/28	1,875,603

			24,525,696

Telecommunication Services(a) – 0.9%
Deutsche Telekom International Finance BV(c)
1,404,000	3.600	01/19/27	1,396,601
Orange SA(c)
1,505,000	4.000	01/13/29	1,485,375
T-Mobile USA, Inc.
1,550,000	3.750	04/15/27	1,541,521

			4,423,497

Trucking & Leasing(a)(c) – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
705,000	5.350	01/12/27	707,326
SMBC Aviation Capital Finance DAC
1,825,000	5.450	05/03/28	1,846,243

			2,553,569

TOTAL CORPORATE OBLIGATIONS (Cost $281,444,492)			$281,529,427

Asset-Backed Securities(a) – 19.7%
Automotive – 6.9%
Chase Auto Owner Trust Series 2026-1A, Class A3(c)
$2,000,000	4.530%	06/25/31	$ 2,000,250
Ford Credit Auto Lease Trust Series 2026-A, Class A3
2,675,000	4.000	07/15/29	2,657,169
Ford Credit Auto Owner Trust Series 2025-B, Class A3
2,825,000	3.910	04/15/30	2,802,552
GM Financial Automobile Leasing Trust Series 2026-1, Class A3
2,025,000	3.880	01/22/29	2,010,259
GM Financial Consumer Automobile Receivables Trust Series 2026-1, Class A3
3,000,000	3.840	05/16/31	2,961,821
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(c)
467,500	5.410	05/17/27	467,975
Hyundai Auto Receivables Trust Series 2024-B, Class A3
268,072	4.840	03/15/29	268,987
Mercedes-Benz Auto Lease Trust Series 2026-A, Class A3
3,650,000	3.930	01/15/30	3,616,612

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
SFS Auto Receivables Securitization Trust Series 2025-3A, Class A3(c)
	$3,100,000	4.120%	04/21/31	$ 3,085,902
SFS Auto Receivables Securitization Trust Series 2026-1A, Class A3(c)
	3,025,000	3.960	07/21/31	2,985,365
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA, Class A3(c)
	2,350,000	4.350	11/20/29	2,339,490
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A2(c)
	947,404	4.140	06/20/28	945,596
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
	214,709	5.300	09/15/27	215,052
Toyota Lease Owner Trust Series 2025-B, Class A3(c)
	3,975,000	3.960	11/20/28	3,947,164
Toyota Lease Owner Trust Series 2026-A, Class A3(c)
	3,725,000	3.820	02/20/29	3,693,497
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
	350,237	4.650	11/22/27	350,455

				34,348,146

Collateralized Loan Obligations(b) – 11.7%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2(c) (3 mo. USD Term SOFR + 1.410%)
	1,300,000	5.085	07/20/38	1,303,387
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1R(c) (3 mo. USD Term SOFR + 0.980%)
	5,000,000	4.644	01/22/35	5,001,595
Bain Capital Credit CLO Ltd. Series 2020-4A, Class A1RR(c) (3 mo. USD Term SOFR + 1.150%)
	3,000,000	4.825	10/20/36	2,996,829
Birch Grove CLO 8 Ltd. Series 2024-8A, Class A1R(c) (3 mo. USD Term SOFR + 1.290%)
	2,270,000	4.965	04/20/39	2,271,283
Bryant Park Funding Ltd. Series 2024-22, Class AR(c) (3 mo. USD Term SOFR + 1.240%)
	2,550,000	4.874	03/31/39	2,552,002
CarVal CLO XI C Ltd. Series 2024-3A, Class A1(c) (3 mo. USD Term SOFR + 1.390%)
	1,500,000	5.065	10/20/37	1,502,641
Crown City CLO III Series 2021-1AR, Class A1AR(c) (-1X 3 mo. USD Term SOFR + 1.060%)
	2,990,000	0.000	07/20/34	2,989,985
Dunedin Park CLO DAC Series 1X, Class AR (3 mo. EUR EURIBOR + 0.980%)
EUR	1,900,000	3.199	11/20/34	2,170,399
Fort Greene Park CLO LLC Series 2025-2A, Class AR(c) (3 mo. USD Term SOFR + 0.950%)
	$2,100,000	4.614	04/22/34	2,098,341
LCM 36 Ltd. Series 36A, Class A1R(c) (3 mo. USD Term SOFR + 1.070%)
	4,580,000	4.743	01/15/34	4,580,714

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Madison Park Funding XXX Ltd. Series 2018-30A, Class A1R(c) (3 mo. USD Term SOFR + 1.360%)
$2,750,000	5.040%	07/16/37	$ 2,753,201
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(c) (3 mo. USD Term SOFR + 1.530%)
1,000,000	5.203	04/15/37	1,000,887
Neuberger Berman Loan Advisers CLO 36R Ltd. Series 2020-36RA, Class A(c) (3 mo. USD Term SOFR + 1.270%)
2,050,000	4.945	07/20/39	2,050,728
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(c) (3 mo. USD Term SOFR + 1.362%)
2,447,301	5.004	05/20/32	2,448,025
Octagon 54 Ltd. Series 2021-1A, Class A1(c) (3 mo. USD Term SOFR + 1.382%)
1,000,000	5.055	07/15/34	1,000,334
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR2(c) (3 mo. USD Term SOFR + 1.320%)
1,500,000	4.995	01/20/38	1,502,826
Pikes Peak CLO 2 Series 2018-2A, Class ARR(c) (3 mo. USD Term SOFR + 1.220%)
6,700,000	4.895	10/11/34	6,703,672
RR 27 Ltd. Series 2023-27A, Class A1AR(c) (3 mo. USD Term SOFR + 1.230%)
2,900,000	4.903	10/15/40	2,904,733
Sandstone Peak II Ltd. Series 2023-1A, Class A1R(c) (3 mo. USD Term SOFR + 1.410%)
2,300,000	5.085	07/20/38	2,307,263
Sculptor CLO XXVI Ltd. Series 26A, Class AR(c) (3 mo. USD Term SOFR + 1.370%)
1,950,000	5.045	01/20/38	1,952,338
Vibrant CLO XVI Ltd. Series 2023-16A, Class A1A2(c) (3 mo. USD Term SOFR + 1.250%)
1,050,000	4.923	07/15/36	1,050,355
Wellfleet CLO Ltd. Series 2021-3A, Class AR(c) (3 mo. USD Term SOFR + 1.200%)
5,000,000	4.873	01/15/35	5,000,775
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(c) (3 mo. USD Term SOFR + 1.490%)
475,000	5.160	07/28/37	475,437

			58,617,750

Credit Card – 0.2%
Barclays Dryrock Issuance Trust Series 2025-1, Class A
1,200,000	3.970	07/15/31	1,189,200

Student Loan(b) – 0.9%
Access Group, Inc. Series 2013-1, Class A(c) (1 mo. USD Term SOFR + 0.614%)
138,250	4.242	02/25/36	137,118
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
145,262	4.830	07/25/45	145,259
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1 mo. USD Term SOFR + 0.894%)
443,070	4.543	03/25/51	435,081

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(b) – (continued)
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3 mo. USD Term SOFR + 1.212%)
$55,499	4.880%		04/25/38	$ 54,728
Navient Student Loan Trust Series 2017-2A, Class A(c) (1 mo. USD Term SOFR + 1.164%)
1,318,434	4.792		12/27/66	1,327,694
Nelnet Student Loan Trust Series 2012-3A, Class A(c) (1 mo. USD Term SOFR + 0.814%)
870,121	4.442		03/26/40	868,417
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1 mo. USD Term SOFR + 0.704%)
1,202,466	4.332		08/25/40	1,192,305
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1 mo. USD Term SOFR + 1.014%)
129,572	4.647		07/01/31	129,509

				4,290,111

TOTAL ASSET-BACKED SECURITIES (Cost $98,582,149)				$ 98,445,207

Mortgage-Backed Obligations – 5.5%
Collateralized Mortgage Obligations – 0.2%
Regular Floater(b) – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
$173,715	4.308	%(a)	09/15/37	$ 173,941
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
22,583	4.558		06/15/39	22,756
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (1 mo. USD Term SOFR + 0.414%)
27,858	4.008		04/15/37	27,181
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (1 mo. USD Term SOFR + 0.514%)
57,497	4.108		05/15/36	57,119
Federal National Mortgage Association REMICS Series 2013-96, Class FW (1 mo. USD Term SOFR + 0.514%)
29,341	4.142		09/25/43	29,211
Federal National Mortgage Association REMICS Series 2006-72, Class XF (1 mo. USD Term SOFR + 0.614%)
101,857	4.242		08/25/36	101,839
Federal National Mortgage Association REMICS Series 2009-75, Class MF (1 mo. USD Term SOFR + 1.264%)
158,276	4.892		09/25/39	161,335
Federal National Mortgage Association REMICS Series 2008-22, Class FD (1 mo. USD Term SOFR + 0.954%)
110,178	4.582		04/25/48	111,204

				684,586

Sequential Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4248, Class LM
120,654	6.500		05/15/41	125,875

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b)(c) – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$419,512	5.278%		12/25/41	$ 420,804
Verus Securitization Trust Series 2021-8, Class A1
138,540	2.824		11/25/66	125,103

				545,907

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 1,356,368

Commercial Mortgage-Backed Securities – 4.6%
Sequential Fixed Rate(a) – 2.0%
Bank Series 2019-BN17, Class A4
$1,450,000	3.714%		04/15/52	$ 1,408,164
Bank5 Series 2024-5YR11, Class A3
1,000,000	5.893		11/15/57	1,027,461
Bank5 Series 2025-5YR17, Class A3
1,750,000	5.225		11/15/58	1,769,674
Bank5 Series 2025-5YR19, Class A3
1,200,000	5.270		12/15/58	1,216,067
Benchmark Mortgage Trust Series 2024-V5, Class A3
2,050,000	5.805		01/10/57	2,091,627
BMO Mortgage Trust Series 2024-5C3, Class A3
950,000	5.739		02/15/57	965,915
Wells Fargo Commercial Mortgage Trust Series 2025-5C4, Class A3
1,450,000	5.673		05/15/58	1,486,203

				9,965,111

Sequential Floating Rate(b) – 2.6%
Bank Series 2018-BN10, Class AS
2,600,000	3.898	(a)	02/15/61	2,544,508
Bank5 Series 2024-5YR12, Class A3
1,100,000	5.902	(a)	12/15/57	1,132,832
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
1,384,640	5.067	(c)	02/15/39	1,386,494
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
1,245,485	5.017	(c)	03/15/41	1,246,558
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
1,200,000	5.267	(c)	02/15/41	1,200,558
Durst Commercial Mortgage Trust Series 2025-151, Class A
1,300,000	5.317	(c)	08/10/42	1,305,166
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,075,000	5.649	(c)	01/13/40	1,092,817
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
1,400,000	5.368	(c)	10/15/40	1,405,521

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
UBS Commercial Mortgage Trust Series 2017-C2, Class AS
$1,700,000	3.740	%(a)	08/15/50	$ 1,674,512

				12,988,966

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 22,954,077

Federal Agencies – 0.7%
Uniform Mortgage-Backed Security – 0.7%
$3,267,253	6.500%		06/01/54	$ 3,397,170

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $27,728,483)				$ 27,707,615

Agency Debentures(b) – 2.6%
Sovereign – 2.6%
Uniform Mortgage-Backed Security (Secured Overnight Financing Rate + 0.140%)
$9,931,000	3.760%		10/06/27	$ 9,927,425
Uniform Mortgage-Backed Security (Secured Overnight Financing Rate + 0.140%)
3,192,000	3.760		10/14/27	3,190,883

TOTAL AGENCY DEBENTURES (Cost $13,123,000)				$ 13,118,308

Sovereign Debt Obligations – 0.5%
United States Dollar – 0.5%
Saudi Government International Bonds
$2,320,000	3.250%		10/26/26	$ 2,310,279
(Cost $2,331,157)

U.S. Treasury Obligations – 10.0%
U.S. Treasury Notes
$18,870,000	2.625%		05/31/27	$ 18,620,120
16,950,000	3.500		09/30/27	16,816,254
14,990,000	4.000		07/31/29	14,920,905

TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,614,216)				$ 50,357,279

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Shares	Dividend Rate			Value

Investment Company(d) – 0.0%
Goldman Sachs Central Government Fund — Institutional Shares
683	3.703%			$ 683
(Cost $683)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 94.5% (Cost $473,824,180)				$473,468,798

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 3.3%
Certificates of Deposit – 2.3%
National Bank of Kuwait
$2,000,000	4.420%		08/19/26	$ 2,001,041
(Secured Overnight Financing Rate + 0.600%)
3,497,000	4.260	(a)(b)	12/11/26	3,499,486
5,889,000	4.220	(a)(b)	01/14/27	5,892,841

				11,393,368

Commercial Paper(c)(e) – 1.0%
Bayer Corp.
2,500,000	0.000		10/20/26	2,466,758
RWE AG
2,550,000	0.000		04/20/27	2,458,729

				4,925,487

TOTAL SHORT-TERM INVESTMENTS (Cost $16,312,413)				$ 16,318,855

TOTAL INVESTMENTS – 97.8% (Cost $490,136,593)				$489,787,653

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%				11,088,820

NET ASSETS – 100.0%				$500,876,473

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	USD	2,178,804	EUR	1,870,833	08/19/26	$36,694

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	192	09/30/26	$39,577,500	$(12,918)

Short position contracts:
5 Year U.S. Treasury Notes	(321)	09/30/26	$(34,362,047)	$(74,393)

TOTAL FUTURES CONTRACTS				$(87,311)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.000%(b)	09/16/27	$139,590	$(1,464,285)	$(1,517,332)	$53,047
3.927%(c)	12M SOFR(c)	06/30/28	5,410	8,721	(2,227)	10,948
12M SOFR(c)	4.021(c)	06/30/28	770	(50)	(232)	182
3.000(c)	12M SOFR(c)	09/16/28	57,390	1,105,940	1,168,015	(62,075)
3.250(c)	12M SOFR(c)	09/16/29	29,620	579,951	631,645	(51,694)
3.979(c)	12M SOFR(c)	11/30/30	960	(2,438)	228	(2,666)

TOTAL				$227,839	$280,097	$(52,258)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 96.8%
U.S. Treasury Bonds
$660,000	5.000%	05/15/46	$ 665,156
U.S. Treasury Inflation-Indexed Bonds
8,856,309	1.000	02/15/48	6,306,315
24,429,471	2.125	02/15/54	21,353,839
U.S. Treasury Inflation-Indexed Notes
4,589,033	0.750	07/15/28	4,487,393
8,415,392	2.375	10/15/28	8,505,429
31,666,511	2.125	04/15/29	31,759,284
45,463,099	1.625	04/15/30	44,909,018
19,282,874	0.125	07/15/30	18,016,682
2,367,252	1.125	10/15/30	2,298,731
21,560,699	1.250	04/15/31	20,891,980
7,814,765	0.625	07/15/32	7,240,563
35,571,840	1.875	07/15/35	34,792,317
27,858,602	1.875	01/15/36	27,070,726
U.S. Treasury Notes
3,140,000	4.125	06/30/31	3,128,961
3,190,000	4.250	06/30/33	3,178,037

TOTAL U.S. TREASURY OBLIGATIONS (Cost $238,826,994)			$234,604,431

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%
Goldman Sachs Central Government Fund — Institutional Shares
1,975,541	3.703%	$ 1,975,541
(Cost $1,975,541)

TOTAL INVESTMENTS – 97.6% (Cost $ 240,802,535)		$236,579,972

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		5,873,645

NET ASSETS – 100.0%		$242,453,617

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	542	09/21/26	$59,560,719	$330,965
2 Year U.S. Treasury Notes	132	09/30/26	27,209,531	(1,311)
20 Year U.S. Treasury Bonds	231	09/21/26	26,218,500	537,802
5 Year U.S. Treasury Notes	51	09/30/26	5,459,390	7,467

Total				$874,923

Short position contracts:
3 Month SOFR	(66)	03/16/27	(15,833,400)	(8,114)
Ultra 10-Year U.S. Treasury Notes	(599)	09/21/26	(67,368,781)	(607,835)
Ultra Long U.S. Treasury Bonds	(85)	09/21/26	(9,873,281)	(101,479)

Total				$(717,428)

TOTAL FUTURES CONTRACTS				$157,495

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	3.490%(a)	05/31/27	$10		$(47)	$(7)	$(40)
3.429%(b)	12M SOFR(b)	04/22/28	6,350	(c)	37,005	27,526	9,479
3.416(b)	12M SOFR(b)	04/22/28	7,930	(c)	47,231	12,601	34,630
3.927%(a)	12M SOFR(a)	06/30/28	7,310	(c)	11,785	(1,963)	13,748
12M SOFR(a)	4.021(a)	06/30/28	1,030	(c)	(65)	(39)	(26)
12M SOFR(b)	2.103(b)	02/07/29	6,300		(940,684)	25	(940,709)
3.903(a)	12M SOFR(a)	11/30/30	17,190	(c)	6,669	(5,989)	12,658
3.979(a)	12M SOFR(a)	11/30/30	1,270	(c)	(3,226)	(281)	(2,945)
12M SOFR(a)	3.584(a)	04/22/32	11,570	(c)	(162,972)	(139,734)	(23,238)
12M SOFR(a)	3.592(a)	04/22/32	9,460	(c)	(129,775)	(176,514)	46,739
3.976(a)	12M SOFR(a)	04/30/33	9,080	(c)	(19,777)	(1,974)	(17,803)
3.894(a)	12M SOFR(a)	04/22/37	6,480	(c)	81,683	27,429	54,254
3.893(a)	12M SOFR(a)	04/22/37	5,380	(c)	68,091	78,790	(10,699)
12M SOFR(a)	4.629(a)	04/14/41	13,240	(c)	28,115	(6,575)	34,690
12M SOFR(a)	4.688(a)	04/14/41	6,480	(c)	25,171	2,136	23,035
4.048(a)	12M SOFR(a)	04/13/56	12,360	(c)	(5,699)	15,732	(21,431)
4.114(a)	12M SOFR(a)	04/13/56	6,010	(c)	(16,638)	(1,557)	(15,081)

TOTAL					$(973,133)	$(170,394)	$(802,739)

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 46.8%
Aerospace & Defense(a) – 1.2%
Boeing Co.
$8,071,000	2.700%		02/01/27	$ 7,988,434
7,420,000	5.150		05/01/30	7,509,930

				15,498,364

Agriculture(a) – 0.2%
Altria Group, Inc.
2,833,000	4.875		02/04/28	2,846,457

Automotive – 0.9%
General Motors Financial Co., Inc.
4,225,000	4.750		04/06/29	4,222,339
Hyundai Capital America(b)
5,285,000	4.250		01/08/29	5,211,644
3,180,000	6.500	(a)	01/16/29	3,301,603

				12,735,586

Banks – 16.9%
Bank of America Corp.(a)(c)
(5 yr. CMT + 2.760%)
1,690,000	4.375		01/27/27	1,681,550
(5 yr. CMT + 3.231%)
1,595,000	6.125		04/27/27	1,607,425
(Secured Overnight Financing Rate + 0.830%)
12,843,000	4.979		01/24/29	12,913,893
(Secured Overnight Financing Rate + 0.870%)
6,880,000	4.477		04/23/30	6,836,794
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948		07/22/28	7,028,700
Bank of Nova Scotia(a)(c) (Secured Overnight Financing Rate + 0.890%)
6,955,000	4.932		02/14/29	6,989,427
Barclays PLC(a)(c)
(Secured Overnight Financing Rate + 0.930%)
3,200,000	4.219		05/24/30	3,145,120
(Secured Overnight Financing Rate + 1.340%)
3,390,000	4.837		09/10/28	3,396,034
(Secured Overnight Financing Rate + 1.490%)
3,115,000	5.674		03/12/28	3,140,107
BPCE SA(b)
2,435,000	3.250		01/11/28	2,388,954
Citibank NA(a)(c) (Secured Overnight Financing Rate + 0.595%)
6,815,000	4.554		06/18/29	6,807,504
Citigroup, Inc.(a)(c)
(3 mo. USD Term SOFR + 4.779%)
1,610,000	6.250		08/15/26	1,610,322
(5 yr. CMT + 3.209%)
1,555,000	7.375		05/15/28	1,603,547
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070		02/24/28	6,933,920
(Secured Overnight Financing Rate + 1.887%)
7,000,000	4.658		05/24/28	7,005,390
Deutsche Bank AG(a)(c)
(Secured Overnight Financing Rate + 1.210%)
4,417,000	5.373		01/10/29	4,459,492
(Secured Overnight Financing Rate + 1.594%)
3,135,000	5.706		02/08/28	3,156,976

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First-Citizens Bank & Trust Co.(a)(c) (Secured Overnight Financing Rate + 1.146%)
$1,640,000	5.097%	07/13/29	$ 1,642,312
HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 3.350%)
2,945,000	7.390	11/03/28	3,049,606
Huntington National Bank(a)(c) (Secured Overnight Financing Rate + 0.720%)
1,569,000	4.353	04/12/28	1,569,126
JPMorgan Chase & Co.(a)(c)
(Secured Overnight Financing Rate + 0.800%)
3,037,000	4.915	01/24/29	3,052,033
(Secured Overnight Financing Rate + 0.820%)
6,595,000	4.408	04/23/30	6,539,272
M&T Bank Corp.(a)(c)
(5 yr. CMT + 2.679%)
3,599,000	3.500	09/01/26	3,572,763
(Secured Overnight Financing Rate + 1.400%)
3,990,000	5.179	07/08/31	4,019,486
Manufacturers & Traders Trust Co.(a)(c) (Secured Overnight Financing Rate + 0.940%)
7,515,000	4.548	04/18/30	7,461,268
Mizuho Bank Ltd.(b)
2,560,000	4.395	04/16/29	2,552,704
Morgan Stanley(a)(c)
(3 mo. USD Term SOFR + 1.402%)
3,490,000	3.772	01/24/29	3,442,431
(Secured Overnight Financing Rate + 0.800%)
7,085,000	4.238	01/09/30	6,991,478
(Secured Overnight Financing Rate + 0.960%)
6,550,000	4.555	04/10/30	6,508,670
(Secured Overnight Financing Rate + 1.215%)
5,000,000	5.042	07/19/30	5,035,550
(Secured Overnight Financing Rate + 1.380%)
5,964,000	4.994	04/12/29	5,996,623
Morgan Stanley Bank NA(a)(c) (Secured Overnight Financing Rate + 0.974%)
2,665,000	4.788	05/10/30	2,666,919
Morgan Stanley Private Bank NA(a)(c) (Secured Overnight Financing Rate + 0.762%)
9,070,000	4.213	02/08/30	8,951,274
NatWest Group PLC(a)(c) (1 yr. CMT + 0.800%)
2,175,000	4.983	06/18/32	2,174,043
NatWest Markets PLC(b)
2,245,000	4.654	03/27/29	2,241,565
Pinnacle Financial Partners, Inc.(a)(c) (Secured Overnight Financing Rate + 1.700%)
950,000	5.596	05/19/32	952,641
PNC Financial Services Group, Inc.(a)(c)
(5 yr. CMT + 3.238%)
1,610,000	6.200	09/15/27	1,632,524
(Secured Overnight Financing Rate + 0.610%)
5,250,000	4.075	01/26/29	5,208,420
(Secured Overnight Financing Rate + 0.681%)
4,660,000	4.618	10/26/29	4,647,931
Royal Bank of Canada(a)(c) (Secured Overnight Financing Rate + 0.840%)
4,530,000	4.400	04/17/30	4,493,171

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Societe Generale SA(a)(b)(c) (1 yr. CMT + 1.500%)
$3,155,000	5.519%	01/19/28	$ 3,170,144
Sumitomo Mitsui Financial Group, Inc.
5,440,000	4.108	01/15/29	5,372,109
Sumitomo Mitsui Trust Bank Ltd.(b)
10,294,000	4.500	03/13/28	10,291,015
3,540,000	3.950	03/05/29	3,483,218
Toronto-Dominion Bank
4,754,000	4.861	01/31/28	4,777,009
Truist Financial Corp.(a)(c) (Secured Overnight Financing Rate + 1.435%)
3,390,000	4.873	01/26/29	3,404,577
Wells Fargo & Co.(a)(c)
(5 yr. CMT + 3.606%)
1,515,000	7.625	09/15/28	1,592,204
(Secured Overnight Financing Rate + 0.970%)
4,305,000	4.844	05/20/32	4,290,019
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	03/24/28	6,949,810
(Secured Overnight Financing Rate + 1.980%)
7,000,000	4.808	07/25/28	7,019,740
Westpac New Zealand Ltd.(b)
2,265,000	4.902	02/15/28	2,278,228

			227,735,038

Beverages(a)(b) – 0.6%
Bacardi-Martini BV
3,775,000	5.550	02/01/30	3,845,706
JDE Peet’s NV
4,230,000	2.250	09/24/31	3,659,415

			7,505,121

Building Materials(a)(b) – 0.1%
Standard Industries, Inc.
1,940,000	4.750	01/15/28	1,927,545

Chemicals(a)(b) – 0.1%
OCP SA
1,530,000	6.100	04/30/30	1,568,755

Commercial Services(a) – 1.0%
Brink’s Co.(b)
915,000	6.500	06/15/29	933,501
DP World Crescent Ltd.
2,060,000	3.750	01/30/30	1,947,730
Quanta Services, Inc.
10,660,000	4.750	08/09/27	10,689,528

			13,570,759

Diversified Financial Services – 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
827,000	4.625	10/15/27	827,380
3,285,000	5.100	01/19/29	3,315,288
5,000,000	6.150	09/30/30	5,226,400
Ally Financial, Inc.(a)(c) (7 yr. CMT + 3.481%)
3,740,000	4.700	05/15/28	3,628,211
American Express Co.(a)(c)
(5 yr. CMT + 2.854%)
1,725,000	3.550	09/15/26	1,716,979

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
(Secured Overnight Financing Rate + 0.811%)
$2,535,000	4.444%		05/03/30	$ 2,519,562
Charles Schwab Corp.(a)(c) (Secured Overnight Financing Rate + 0.780%)
1,915,000	4.744		05/21/30	1,919,270
Equitable America Global Funding(b)
5,595,000	4.300		12/15/28	5,536,476
Jefferies Financial Group, Inc.(a)
10,000,000	4.300		02/11/27	9,975,600
Macquarie Airfinance Holdings Ltd.(a)(b)
260,000	6.400		03/26/29	267,584
OneMain Finance Corp.(a)
1,745,000	6.125		05/15/30	1,744,511
Rocket Cos., Inc.(a)(b)
2,135,000	6.125		08/01/30	2,173,900
SLM Corp.(a)(c) (Secured Overnight Financing Rate + 2.710%)
975,000	6.495		05/15/32	975,176
Sumisho Air Lease Corp.(a)
5,175,000	1.875		08/15/26	5,155,180
10,470,000	4.500	(b)	03/24/29	10,381,319

				55,362,836

Electrical(a)(b) – 0.8%
ENEL Finance International NV
7,875,000	1.625		07/12/26	7,867,913
Vistra Operations Co. LLC
2,965,000	5.000		07/31/27	2,964,140

				10,832,053

Electrical Components & Equipment(a)(b) – 0.2%
WESCO Distribution, Inc.
1,485,000	6.375		03/15/29	1,514,269
1,180,000	5.250		04/15/31	1,171,540

				2,685,809

Electronics(a) – 0.1%
Amphenol Corp.
1,800,000	3.900		11/15/28	1,778,202

Engineering & Construction(a) – 0.2%
MasTec, Inc.
754,000	5.900		06/15/29	775,610
Mexico City Airport Trust
2,040,000	3.875		04/30/28	1,990,020

				2,765,630

Environmental(a) – 1.2%
GFL Environmental Holdings U.S., Inc.(b)
2,495,000	5.625		07/01/31	2,495,050
Veralto Corp.
6,710,000	5.500		09/18/26	6,719,461
Waste Management, Inc.
7,332,000	4.500		03/15/28	7,350,550

				16,565,061

Food & Drug Retailing – 1.2%
Campbell’s Co.
3,700,000	5.200		03/19/27	3,718,463

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Mars, Inc.(a)(b)
$13,054,000	4.600%	03/01/28	$ 13,079,325

			16,797,788

Forest Products & Paper(a)(b) – 0.3%
Georgia-Pacific LLC
3,380,000	4.400	05/15/29	3,363,506

Healthcare Providers & Services(a) – 2.3%
Adventist Health System
4,560,000	4.742	12/01/30	4,517,687
Augusta SpinCo Corp.
1,960,000	4.398	03/23/29	1,946,241
Centene Corp.
1,031,000	4.250	12/15/27	1,025,391
8,410,000	2.450	07/15/28	7,989,248
GE HealthCare Technologies, Inc.
6,150,000	5.650	11/15/27	6,241,327
HCA, Inc.
3,650,000	5.625	09/01/28	3,706,721
5,517,000	4.125	06/15/29	5,433,804

			30,860,419

Insurance(b) – 1.0%
Corebridge Global Funding
3,590,000	4.800	05/29/29	3,585,225
3,355,000	4.900	12/03/29	3,355,470
Met Tower Global Funding
6,085,000	4.000	01/14/29	5,997,924

			12,938,619

Internet – 1.4%
Airbnb, Inc.(a)
1,935,000	4.400	03/16/29	1,923,835
Alphabet, Inc.(a)
2,975,000	3.875	11/15/28	2,947,868
Expedia Group, Inc.(a)
3,060,000	4.625	08/01/27	3,062,203
Gen Digital, Inc.(a)(b)
3,110,000	6.750	09/30/27	3,120,947
Netflix, Inc.(b)
6,025,000	5.375	11/15/29	6,179,120
Uber Technologies, Inc.(a)
1,600,000	4.300	01/15/30	1,581,632

			18,815,605

Investment Companies(a) – 0.4%
ARES Capital Corp.
1,710,000	5.550	01/15/30	1,700,167
Blue Owl Credit Income Corp.
3,355,000	3.125	09/23/26	3,335,642

			5,035,809

Iron/Steel(b) – 0.0%
POSCO
310,000	5.750	01/17/28	314,359

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – 0.1%
Royal Caribbean Cruises Ltd.
$1,825,000	5.625%		09/30/31	$ 1,843,086

Lodging(a) – 0.2%
Las Vegas Sands Corp.
1,820,000	5.625		06/15/28	1,841,814
680,000	6.000		06/14/30	698,567

				2,540,381

Machinery-Diversified(a) – 1.8%
Ingersoll Rand, Inc.
17,330,000	5.197		06/15/27	17,439,352
Nordson Corp.
7,468,000	4.500		12/15/29	7,416,322

				24,855,674

Media(a)(b) – 0.3%
Space Exploration Technologies Corp.
3,890,000	5.350		07/15/31	3,885,760

Mining(a)(b) – 0.4%
Glencore Funding LLC
5,000,000	5.371		04/04/29	5,078,450

Miscellaneous Manufacturing(a)(b) – 0.1%
Axon Enterprise, Inc.
750,000	6.125		03/15/30	765,105

Oil Field Services – 0.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.(a)
1,740,000	4.050		03/11/29	1,715,205
Pertamina Persero PT(a)
2,630,000	3.100		01/21/30	2,452,475
Petroleos Mexicanos
200,000	6.500		01/23/29	204,148
300,000	8.750	(a)	06/02/29	320,640
2,500,000	6.840	(a)	01/23/30	2,567,500
QatarEnergy(a)
2,160,000	1.375		09/12/26	2,147,601
Sunoco LP(a)(b)
1,740,000	7.000		05/01/29	1,790,808

				11,198,377

Pharmaceuticals – 1.0%
Cardinal Health, Inc.
10,569,000	4.700		11/15/26	10,584,642
PRA Health Sciences, Inc.(a)(b)
3,144,000	2.875		07/15/26	3,143,245

				13,727,887

Pipelines(a) – 1.1%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,813,568
DCP Midstream Operating LP
2,690,000	5.625		07/15/27	2,713,322
Hess Midstream Operations LP(b)
1,710,000	5.875		03/01/28	1,722,158
710,000	6.500		06/01/29	723,795

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
ONEOK, Inc.
$6,405,000	4.250%		09/24/27	$ 6,382,967

				14,355,810

Real Estate Investment Trust(a)(b) – 0.1%
Starwood Property Trust, Inc.
1,425,000	6.500		07/01/30	1,454,996

Retailing (a)(b) – 0.3%
1011778 BC ULC/New Red Finance, Inc.
2,705,000	6.125		06/15/29	2,745,792
QXO Building Products, Inc.
765,000	6.500		07/15/31	779,550

				3,525,342

Software – 4.4%
Cadence Design Systems, Inc.
1,255,000	4.200		09/10/27	1,252,063
4,400,000	4.300	(a)	09/10/29	4,364,404
Fidelity National Information Services, Inc.(a)
3,485,000	4.550		03/10/29	3,458,200
Oracle Corp.(a)
5,163,000	4.800		08/03/28	5,153,810
18,145,000	4.550		02/04/29	17,891,151
6,300,000	2.950		04/01/30	5,799,339
Salesforce, Inc.(a)
16,790,000	4.650		03/15/29	16,783,452
Synopsys, Inc.(a)
3,963,000	4.650		04/01/28	3,968,509

				58,670,928

Sovereign(a)(b) – 0.7%
Eagle Funding Luxco SARL
9,720,000	5.500		08/17/30	9,734,714

Telecommunication Services(a) – 0.6%
Black Pearl Compute LLC(b)
1,640,000	6.125		02/15/31	1,664,272
Meridian Arc Holdco LLC(b)
1,985,000	6.250		04/30/31	1,988,593
SV RNO Property Owner 1 LLC(b)
1,350,000	5.875		03/01/31	1,330,938
T-Mobile USA, Inc.
3,725,000	3.750		04/15/27	3,704,624

				8,688,427

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,816,126

Trucking & Leasing(a)(b) – 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,690,000	5.350		01/12/27	1,695,577
5,000,000	3.350		11/01/29	4,762,350

				6,457,927

TOTAL CORPORATE OBLIGATIONS (Cost $629,662,798)				$ 631,102,311

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 20.8%
Collateralized Mortgage Obligations – 5.2%
Interest Only – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$242,546	2.393	%(c)(d)	05/15/45	$ 23,049
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
183,528	2.293	(c)(d)	05/15/46	17,953
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
154,557	2.343	(c)(d)	03/15/44	12,988
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 1 mo. USD Term SOFR + 6.036%)
251,656	2.408	(c)(d)	02/25/46	26,268
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
305,711	2.358	(c)(d)	05/25/47	31,442
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 1 mo. USD Term SOFR + 5.986%)
1,928,052	2.358	(c)(d)	07/25/50	203,960
Federal National Mortgage Association REMICS Series 2010-135, Class AS (-1X 1 mo. USD Term SOFR + 5.836%)
47,000	2.208	(c)(d)	12/25/40	3,440
Government National Mortgage Association REMICS Series 2014- 132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
88,121	2.347	(a)(c)(d)	10/20/43	3,327
Government National Mortgage Association REMICS Series 2017- 112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
108,333	1.907	(a)(c)(d)	07/20/47	9,406
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
239,166	2.447	(a)(c)(d)	09/20/48	25,928
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
250,185	2.297	(a)(c)(d)	01/20/49	25,583
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
111,280	2.347	(a)(c)(d)	06/20/49	11,330
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,058,798	4.000	(a)(e)	06/20/50	229,203
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
171,311	2.297	(a)(c)(d)	08/20/43	15,318
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
64,046	1.847	(a)(c)(d)	11/20/44	5,119
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
110,824	2.497	(a)(c)(d)	09/20/45	12,156
Government National Mortgage Association REMICS Series 2016-27, Class IA
55,411	4.000	(a)(e)	06/20/45	7,079
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
234,428	2.447	(a)(c)(d)	09/20/48	25,265
Government National Mortgage Association REMICS Series 2019-153, Class EI
5,536,312	4.000	(a)(e)	12/20/49	1,186,248

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2020-61, Class GI
$1,357,516	5.000	%(a)(e)	05/20/50	$ 316,035

				2,191,097

Regular Floater(c) – 1.1%
Chase Home Lending Mortgage Trust Series 2026-4, Class A11 (1 mo. USD Term SOFR + 1.300%)
3,183,881	4.928	(a)(b)	02/25/57	3,191,627
Federal Home Loan Mortgage Corp. REMICS Series 5452, Class DF (1 mo. USD Term SOFR + 1.250%)
5,806,354	4.878		09/25/54	5,844,516
Federal National Mortgage Association REMICS Series 2024-70, Class FB (1 mo. USD Term SOFR + 1.100%)
6,189,972	4.728		10/25/54	6,232,345

				15,268,488

Sequential Fixed Rate – 1.9%
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1A
2,900,049	5.459	(a)(b)(f)	07/25/65	2,907,577
CIM Trust Series 2025-I1, Class A2
1,362,501	5.908	(a)(b)(f)	10/25/69	1,366,647
COLT Mortgage Loan Trust Series 2024-INV4, Class A1
2,681,161	5.607	(a)(b)(f)	05/25/69	2,691,112
Ellington Financial Mortgage Trust Series 2026-NQM4, Class A1A
4,147,007	5.466	(a)(b)(f)	04/25/71	4,148,342
Federal National Mortgage Association REMICS Series 2012-111, Class B
6,516	7.000		10/25/42	6,930
Federal National Mortgage Association REMICS Series 2012-153, Class B
22,172	7.000		07/25/42	23,596
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
25,755	4.879	(a)(b)(f)	05/25/66	25,498
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
2,584,500	5.562	(a)(b)(f)	03/25/70	2,589,917
OBX Trust Series 2024-NQM14, Class A1
2,701,577	4.944	(a)(b)(f)	09/25/64	2,692,480
OBX Trust Series 2025-NQM13, Class A1A
1,502,311	5.441	(a)(b)(f)	05/25/65	1,505,423
OBX Trust Series 2025-NQM11, Class A1A
2,558,275	5.418	(a)(b)(f)	05/25/65	2,563,002
OBX Trust Series 2025-NQM15, Class A1A
2,971,460	5.143	(a)(b)(f)	07/27/65	2,965,431
Verus Securitization Trust Series 2021-7, Class A1
1,750,936	2.829	(a)(b)(f)	10/25/66	1,590,706
Verus Securitization Trust Series 2023-INV2, Class A2
1,044,869	6.928	(a)(b)(f)	08/25/68	1,041,520

				26,118,181

Sequential Floating Rate(a)(b)(c) – 2.0%
Angel Oak Mortgage Trust Series 2021-7, Class A1
1,590,639	1.978		10/25/66	1,389,148
Chase Home Lending Mortgage Trust Series 2025-2, Class A4A
1,547,216	5.500		12/25/55	1,543,405

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
$1,783,789	5.278%		05/25/44	$ 1,788,521
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
25,000	5.578		03/25/44	25,197
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
2,049,565	5.228		09/25/44	2,052,922
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01, Class 2M2 (1 mo. USD Term SOFR + 1.350%)
2,240,000	4.978		01/25/46	2,236,103
GCAT Trust Series 2024-INV4, Class A6
1,453,556	5.500		12/25/54	1,451,327
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,586,796	2.520		05/25/52	2,962,203
JP Morgan Mortgage Trust Series 2025-VIS2, Class A1
3,527,393	5.385		12/25/55	3,530,881
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
56,215	3.750		05/28/52	53,729
OBX Trust Series 2024-NQM17, Class A1
3,378,625	5.610		11/25/64	3,389,866
OBX Trust Series 2025-NQM1, Class A1
3,543,229	5.547		12/25/64	3,551,402
Verus Securitization Trust Series 2025-8, Class A1
3,171,121	4.869		09/25/70	3,143,560

				27,118,264

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 70,696,030

Commercial Mortgage-Backed Securities – 11.0%
Regular Floater(b)(c) – 0.4%
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
$4,200,000	5.758%		11/15/29	$ 4,227,206
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
950,000	6.556		11/15/29	965,618

				5,192,824

Sequential Fixed Rate – 3.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3,800,000	3.901	(b)	08/10/35	3,673,770
Bank5 Series 2024-5YR7, Class A3
2,350,000	5.769	(a)	06/15/57	2,401,598
Bank5 Series 2024-5YR11, Class A3
2,450,000	5.893	(a)	11/15/57	2,517,278
Bank5 Series 2024-5YR11, Class AS
1,075,000	6.139	(a)	11/15/57	1,100,900
Bank5 Series 2025-5YR15, Class A3
2,450,000	5.452	(a)	07/15/58	2,494,746
Bank5 Series 2025-5YR19, Class AS
4,000,000	5.611	(a)	12/15/58	4,051,193

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
BBCMS Mortgage Trust Series 2023-C19, Class A5
$2,900,000	5.451	%(a)	04/15/56	$ 2,959,987
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(a)	04/15/56	825,795
BMO Mortgage Trust Series 2023-C7, Class A5
5,000,000	6.160	(a)	12/15/56	5,296,060
BMO Mortgage Trust Series 2025-5C11, Class A3
2,400,000	5.669	(a)	07/15/58	2,459,053
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(b)	09/15/50	1,120,731
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
740,000	3.102	(a)	12/15/72	698,371
COMM Mortgage Trust Series 2024-277P, Class A
3,650,000	6.338	(b)	08/10/44	3,772,371
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class B
2,100,000	3.598	(a)(b)	06/05/39	1,962,487
JP Morgan Chase Commercial Mortgage Securities Trust Series 2025-NSLB, Class A
2,000,000	6.234	(b)	06/05/42	2,052,869
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
2,503,157	6.890	(a)	12/15/56	2,575,345
ROCK Trust Series 2024-CNTR, Class A
4,300,000	5.388	(b)	11/13/41	4,342,740
ROCK Trust Series 2024-CNTR, Class D
3,250,000	7.109	(b)	11/13/41	3,359,223

				47,664,517

Sequential Floating Rate – 7.1%
Bank5 Series 2024-5YR10, Class AS
900,000	5.637	(a)	10/15/57	907,863
Bank5 Series 2025-5YR17, Class C
3,200,000	5.894	(a)(c)	11/15/58	3,183,487
Bank5 Series 2025-5YR16, Class AS
3,600,000	5.751	(a)(c)	08/15/63	3,654,207
Bank5 Series 2026-5YR21, Class C
1,000,000	6.365	(a)(c)	04/15/59	1,003,801
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,225,000	4.545	(b)(c)	03/15/37	1,164,282
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)(c)	11/15/56	3,106,505
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
625,000	4.794	(b)(c)	03/15/37	581,044
BFLD Commercial Mortgage Trust Series 2025-5MW, Class A
4,450,000	4.830	(b)(c)	10/10/42	4,397,234
BFLD Commercial Mortgage Trust Series 2025-5MW, Class C
1,800,000	5.633	(b)(c)	10/10/42	1,791,945
BFLD Commercial Mortgage Trust Series 2025-660F, Class C (1 mo. USD Term SOFR + 2.150%)
3,450,000	5.775	(b)(c)	11/15/42	3,458,826
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
2,800,000	5.525	(b)(c)	06/15/42	2,801,089
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1 mo. USD Term SOFR + 1.442%)
3,442,889	5.067	(b)(c)	02/15/39	3,447,500

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
$1,127,491	5.017	%(b)(c)	03/15/41	$ 1,128,463
BX Commercial Mortgage Trust Series 2025-BCAT, Class A (1 mo. USD Term SOFR + 1.380%)
1,966,257	5.005	(b)(c)	08/15/42	1,968,983
BX Commercial Mortgage Trust Series 2025-BCAT, Class B (1 mo. USD Term SOFR + 1.550%)
1,400,000	5.175	(b)(c)	08/15/42	1,399,804
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
3,347,417	5.466	(b)(c)	04/15/41	3,353,681
BX Trust Series 2025-ARIA, Class A
3,500,000	5.199	(b)(c)	12/13/42	3,501,872
Durst Commercial Mortgage Trust Series 2025-151, Class B
3,550,000	5.768	(b)(c)	08/10/42	3,577,917
Durst Commercial Mortgage Trust Series 2025-151, Class C
1,550,000	6.019	(b)(c)	08/10/42	1,568,634
HLTN Commercial Mortgage Trust Series 2026-DPLO, Class A (1 mo. USD Term SOFR + 1.700%)
6,200,000	5.325	(b)(c)	04/15/41	6,215,733
Hudson Yards Mortgage Trust Series 2025-SPRL, Class D
1,375,000	6.551	(b)(c)	01/13/40	1,404,735
Hudson Yards Mortgage Trust Series 2025-SPRL, Class A
1,375,000	5.649	(b)(c)	01/13/40	1,397,789
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
1,125,000	5.990	(b)(c)	10/05/39	1,131,922
MAD Commercial Mortgage Trust Series 2025-11MD, Class A
3,500,000	4.912	(b)(c)	10/15/42	3,467,789
MAD Commercial Mortgage Trust Series 2025-11MD, Class D
2,575,000	6.571	(b)(c)	10/15/42	2,593,744
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
2,200,000	5.318	(b)(c)	02/15/42	2,199,891
NYC Commercial Mortgage Trust Series 2025-300P, Class D
1,700,000	6.161	(b)(c)	07/13/42	1,685,021
NYC Commercial Mortgage Trust Series 2025-300P, Class A
2,900,000	4.879	(b)(c)	07/13/42	2,868,487
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
3,350,000	5.368	(b)(c)	10/15/40	3,363,212
NYC Commercial Mortgage Trust Series 2025-11X, Class B (1 mo. USD Term SOFR + 2.093%)
2,100,000	5.718	(b)(c)	10/15/40	2,106,229
NYC Commercial Mortgage Trust Series 2026-9W57, Class A
5,400,000	5.053	(a)(b)(c)	06/06/40	5,375,144
NYC Commercial Mortgage Trust Series 2026-9W57, Class B
2,300,000	5.353	(a)(b)(c)	06/06/40	2,288,737
VTR Commercial Mortgage Trust Series 2025-STEM, Class A
2,900,000	5.201	(b)(c)	10/13/39	2,866,939
VTR Commercial Mortgage Trust Series 2025-STEM, Class C
1,350,000	6.057	(b)(c)	10/13/39	1,329,051
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
3,150,000	5.484	(b)(c)	07/15/35	3,152,110
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
1,950,000	5.935	(b)(c)	07/15/35	1,950,617

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-B33RP, Class A (1 mo. USD Term SOFR + 1.350%)
$2,949,679	4.975	%(b)(c)	08/15/42	$ 2,950,091
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class B
1,400,000	5.136	(b)(c)	03/10/41	1,381,352

				95,725,730

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 148,583,071

Federal Agencies – 4.6%
Government National Mortgage Association – 1.0%
$917,062	4.500%		08/20/47	$ 900,706
144,946	5.000		03/20/48	146,211
1,453,323	4.000		05/20/48	1,376,572
519,915	4.500		06/20/48	509,180
519,832	4.500		07/20/48	508,300
798,399	4.500		09/20/48	781,914
550,632	4.500		10/20/48	538,575
690,219	4.500		12/20/48	675,105
1,701,577	4.500		01/20/49	1,664,316
521,686	4.500		02/20/49	510,099
700,613	4.500		03/20/49	685,271
367,716	4.500		10/20/49	359,663
657,695	5.000		12/20/49	660,784
41,290	5.000		02/20/50	41,650
3,829,703	3.000		11/20/51	3,395,089

				12,753,435

Uniform Mortgage-Backed Security – 3.6%
27	5.000		11/01/26	27
509	5.000		07/01/27	509
48,375	4.500		07/01/47	47,196
31,081	4.500		03/01/50	30,241
6,603,279	6.000		11/01/52	6,860,103
1,471,836	5.500		12/01/52	1,501,035
3,863,946	6.000		12/01/52	4,006,951
2,491,736	6.000		01/01/53	2,572,658
729,905	5.500		04/01/53	741,876
2,034,212	6.000		04/01/53	2,109,827
1,667,518	6.500		09/01/53	1,734,423
4,271,109	6.500		11/01/53	4,473,843
1,902,001	6.500		12/01/53	1,994,065
23,000,000	5.500		TBA-30yr(g)	23,076,367

				49,149,121

TOTAL FEDERAL AGENCIES				$ 61,902,556

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $281,882,890)				$ 281,181,657

Asset-Backed Securities(a) – 15.3%
Automotive – 2.8%
Exeter Automobile Receivables Trust Series 2025-1A, Class A3
$124,111	4.670%		08/15/28	$ 124,139

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Ford Credit Auto Lease Trust Series 2024-B, Class A3
	$3,134,532	4.990%	12/15/27	$ 3,140,554
Ford Credit Auto Owner Trust Series 2024-1, Class A(b)(f)
	3,200,000	4.870	08/15/36	3,228,051
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(b)
	53,833	4.770	03/15/27	53,833
Hyundai Auto Receivables Trust Series 2024-B, Class A3
	4,804,671	4.840	03/15/29	4,821,069
Santander Drive Auto Receivables Trust Series 2025-1, Class A3
	1,376,741	4.740	01/16/29	1,378,372
SFS Auto Receivables Securitization Trust Series 2025-3A, Class A3(b)
	7,300,000	4.120	04/21/31	7,266,801
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A2(b)
	3,461,668	4.140	06/20/28	3,455,062
Toyota Auto Receivables Owner Trust Series 2024-C, Class A3
	3,372,294	4.880	03/15/29	3,385,912
Toyota Lease Owner Trust Series 2026-A, Class A3(b)
	7,075,000	3.820	02/20/29	7,015,165
Westlake Automobile Receivables Trust Series 2026-P1, Class A2(b)
	3,650,000	3.840	01/16/29	3,639,675

				37,508,633

Collateralized Loan Obligations(b) – 11.7%
Aligned Data Centers Issuer LLC Series 2026-1A, Class A2I
	1,800,000	5.909	06/15/56	1,804,008
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class A1R2 (c) (3 mo. USD Term SOFR + 1.410%)
	7,600,000	5.085	07/20/38	7,619,798
Aqueduct European CLO 14 DAC Series 2025-14A, Class B(c) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,500,000	4.015	01/25/39	1,718,313
ARES XLI CLO Ltd. Series 2016-41A, Class A1R3(c) (3 mo. USD Term SOFR + 1.260%)
	$6,925,000	4.875	04/15/39	6,929,647
Arini European CLO VII DAC Series 7A, Class B(c) (3 mo. EUR EURIBOR + 1.800%)
EUR	2,150,000	3.895	01/15/39	2,461,908
Arini European CLO VII DAC Series 7A, Class D(c) (3 mo. EUR EURIBOR + 2.850%)
	2,300,000	4.945	01/15/39	2,631,488
Arini European CLO X DAC Series 10A, Class C(c) (-1X 3 mo. EUR EURIBOR + 2.200%)
	3,200,000	0.000	07/15/40	3,672,908
Arini European CLO X DAC Series 10A, Class A(c) (-1X 3 mo. EUR EURIBOR + 1.280%)
	8,500,000	0.000	07/15/40	9,712,099
Bain Capital Credit CLO Ltd. Series 2019-3A, Class DRR(c) (3 mo. USD Term SOFR + 2.800%)
	$2,175,000	6.472	10/21/34	2,161,933
Bain Capital Credit CLO Ltd. Series 2019-1A, Class CR3(c) (3 mo. USD Term SOFR + 1.600%)
	2,250,000	5.275	04/19/34	2,249,933
Barings CLO Ltd. Series 2024-1A, Class A1R(c) (3 mo. USD Term SOFR + 1.170%)
	5,725,000	4.845	01/20/39	5,713,521

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Belmont Park CLO Ltd. Series 2024-1A, Class A1R(c) (3 mo. USD Term SOFR + 1.280%)
	$1,580,000	4.953%	04/15/37	$ 1,586,115
Birch Grove CLO 3 Ltd. Series 2021-3A, Class A1R(c) (3 mo. USD Term SOFR + 1.260%)
	3,850,000	4.935	01/19/38	3,864,542
Birch Grove CLO 8 Ltd. Series 2024-8A, Class A1R(c) (3 mo. USD Term SOFR + 1.290%)
	6,050,000	4.965	04/20/39	6,053,418
Carlyle U.S. CLO Ltd. Series 2024-2A, Class A1R(c) (3 mo. USD Term SOFR + 1.250%)
	5,425,000	4.904	04/25/39	5,432,481
CVC Cordatus Loan Fund XXXIV DAC Series 34A, Class B(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,700,000	3.938	04/20/38	3,074,688
Elmwood CLO 27 Ltd. Series 2024-3A, Class A1R(c) (3 mo. USD Term SOFR + 1.240%)
	$6,400,000	4.886	04/18/39	6,408,320
Elmwood CLO 29 Ltd. Series 2024-5A, Class A1R2(c) (3 mo. USD Term SOFR + 1.200%)
	4,825,000	4.826	04/20/37	4,829,791
Harvest CLO XXXVII DAC Series 37A, Class B(c) (3 mo. EUR EURIBOR + 1.850%)
EUR	1,850,000	3.956	01/15/39	2,119,004
Henley CLO XVII DAC Series 17A, Class C(c) (3 mo. EUR EURIBOR + 2.200%)
	5,700,000	4.493	07/25/39	6,546,100
Henley CLO XVII DAC Series 17A, Class D(c) (3 mo. EUR EURIBOR + 3.050%)
	1,700,000	5.343	07/25/39	1,945,314
Invesco CLO Ltd. Series 2022-2A, Class A1R(c) (3 mo. USD Term SOFR + 1.150%)
	$6,575,000	4.825	07/20/35	6,579,096
Kennedy Lewis CLO 18 Ltd. Series 2024-18A, Class A(c) (3 mo. USD Term SOFR + 1.370%)
	2,700,000	5.045	01/20/38	2,704,439
KKR CLO 29 Ltd. Series 29AR, Class A1RR(c) (3 mo. USD Term SOFR + 1.250%)
	3,530,000	4.868	07/15/39	3,531,765
KKR CLO 50 Ltd. Series 2024-50A, Class A1R(c) (3 mo. USD Term SOFR + 1.270%)
	2,320,000	4.923	04/20/39	2,321,735
Magnetite XLVII Ltd. Series 2024-47A, Class A(c) (3 mo. USD Term SOFR + 1.330%)
	7,900,000	4.997	01/25/38	7,908,658
OCP CLO Ltd. Series 2017-14A, Class A1R(c) (3 mo. USD Term SOFR + 1.370%)
	4,800,000	5.045	07/20/37	4,803,557
OCP Euro DAC Series 2025-12A, Class B1(c) (3 mo. EUR EURIBOR + 1.700%)
EUR	2,900,000	3.938	01/20/38	3,300,196
Palmer Square European CLO DAC Series 2026-2A, Class A (c) (-1X 3 mo. EUR EURIBOR + 1.250%)
	8,700,000	0.000	08/15/39	9,940,619
Post CLO Ltd. Series 2024-1A, Class CR(c) (3 mo. USD Term SOFR + 1.850%)
	$2,000,000	5.455	03/30/39	2,008,120

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Rad CLO 21 Ltd. Series 2023-21A, Class BR(c) (3 mo. USD Term SOFR + 1.550%)
	$3,490,000	5.217%	01/25/37	$ 3,490,771
RR 29 Ltd. Series 2024-29RA, Class A2R(c) (3 mo. USD Term SOFR + 1.700%)
	3,000,000	5.373	07/15/39	3,002,127
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	317,960	5.750	12/20/50	310,142
Symphony CLO XXV Ltd. Series 2021-25A, Class BR(c) (3 mo. USD Term SOFR + 1.500%)
	3,300,000	5.175	04/19/34	3,296,208
Tikehau CLO IV DAC Series 4A, Class DR(c) (3 mo. EUR EURIBOR + 3.250%)
EUR	1,700,000	5.454	10/15/39	1,945,701
Trimaran CAVU Ltd. Series 2021-2A, Class D1R(c) (3 mo. USD Term SOFR + 2.500%)
	$2,300,000	6.167	10/25/34	2,259,713
Venture 36 CLO Ltd. Series 2019-36A, Class D(c) (3 mo. USD Term SOFR + 4.412%)
	2,500,000	8.087	04/20/32	2,445,115
Wind River CLO Ltd. Series 2021-2A, Class CR(c) (3 mo. USD Term SOFR + 2.000%)
	4,000,000	5.675	07/20/34	4,000,720
WISE CLO Ltd. Series 2023-2A, Class A1R(c) (3 mo. USD Term SOFR + 1.100%)
	4,880,000	4.773	04/15/39	4,884,909

				157,268,920

Credit Card – 0.6%
American Express Credit Account Master Trust Series 2024-3, Class A
	4,500,000	4.650	07/15/29	4,519,832
American Express Credit Account Master Trust Series 2025-3, Class A
	3,975,000	4.510	04/15/32	3,983,439

				8,503,271

Student Loan(c) – 0.2%
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
	106,153	4.830	07/25/45	106,151
Katayma CLO II Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.150%)
	2,500,000	5.825	04/20/37	2,502,135
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1 mo. USD Term SOFR + 1.264%)
	290,998	4.892	09/25/65	289,801

				2,898,087

TOTAL ASSET-BACKED SECURITIES (Cost $206,511,391)				$ 206,178,911

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures(c) – 1.9%
Sovereign – 1.9%
Federal Home Loan Mortgage Corp. (Secured Overnight Financing Rate + 0.225%)
$25,959,000	3.845%		11/03/28	$ 25,963,673
(Cost $25,959,000)

Sovereign Debt Obligations – 1.6%
United States Dollar – 1.6%
Chile Government International Bonds(a)
$1,580,000	4.350%		04/13/31	$ 1,551,955
Colombia Government International Bonds(a)
930,000	5.375		01/21/29	928,233
Hungary Government International Bonds
3,630,000	5.250		06/16/29	3,673,106
Indonesia Government International Bonds(a)
6,030,000	4.550		01/11/28	6,045,075
Korea Hydro & Nuclear Power Co. Ltd.(b)
3,950,000	4.250		07/27/27	3,950,119
Republic of Poland Government International Bonds(a)
2,600,000	4.625		03/18/29	2,619,032
Romania Government International Bonds
1,500,000	3.000	(b)	02/27/27	1,479,375
1,700,000	5.875		01/30/29	1,715,164

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $21,857,956)				$ 21,962,059

Municipal Debt Obligations(a) – 0.1%
Massachusetts – 0.1%
Massachusetts Development Finance Agency RB Taxable Series G
$1,465,000	6.625%		10/01/30	$ 1,502,463
(Cost $1,465,000)

Shares	Description			Value

Common Stocks – 0.0%
Real Estate Management & Development – 0.0%
22,377	Sunac Services Holdings Ltd.			$ 2,058
(Cost $42,587)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 6.8%
U.S. Treasury Notes
$18,270,000	4.375	%(h)	07/15/27	$ 18,315,675
45,450,000	3.625		08/31/27	45,189,017
14,190,000	4.125		06/30/31	14,140,113
14,350,000	4.250		06/30/33	14,296,188

TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,373,720)				$ 91,940,993

Shares	Dividend Rate			Value

Investment Company(i) – 2.0%
Goldman Sachs Central Government Fund — Institutional Shares
26,419,138			3.703%	$ 26,419,138
(Cost $26,419,138)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 95.3% (Cost $1,286,174,480)				$1,286,253,263

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 4.3%
Certificates of Deposit – 1.7%
Barclays Bank PLC(c) (Secured Overnight Financing Rate + 0.370%)
$9,679,000	4.010%		10/22/26	$ 9,678,978
National Bank of Kuwait
6,000,000	4.420		08/19/26	6,003,121
(Secured Overnight Financing Rate + 0.600%)
7,094,000	4.260	(a)(c)	12/11/26	7,099,044

				22,781,143

Commercial Paper(j) – 2.6%
Bayer Corp.(b)
7,000,000	0.000		10/20/26	6,906,922
Charles Schwab Corp.(b)
5,000,000	0.000		12/08/26	4,911,487
Energy Transfer LP(b)
3,856,000	0.000		07/01/26	3,855,585
NTT Finance Americas, Inc.
10,000,000	0.000		07/23/26	9,975,367
Oracle Corp.(b)
6,799,000	0.000		10/02/26	6,720,390
Penske Truck Leasing Co. LP
1,934,000	0.000		07/17/26	1,930,287
VW Credit, Inc.(b)
1,000,000	0.000		07/01/26	999,890

				35,299,928

TOTAL SHORT-TERM INVESTMENTS (Cost $58,077,198)				$ 58,081,071

TOTAL INVESTMENTS – 99.6% (Cost $1,344,251,678)				$1,344,334,334

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%				5,779,886

NET ASSETS – 100.0%				$1,350,114,220

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(d)	Interest Only Inverse Floaters.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2026.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $23,076,367 which represents approximately 1.7% of net assets as of June 30, 2026.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Represents an affiliated issuer.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	918,323	USD	648,993	09/17/26	$786
	CHF	1,547,379	USD	1,928,255	09/16/26	3,285
	CNH	1,506,880	USD	222,935	09/16/26	184
	COP	2,938,012,286	USD	836,630	07/10/26	20,821
	COP	1,463,670,000	USD	405,000	07/14/26	21,756
	COP	708,070,000	USD	205,000	08/03/26	509
	COP	944,792,431	USD	258,284	09/16/26	13,097
	EUR	2,177,104	USD	2,483,981	09/16/26	11,657
	GBP	169,677	USD	224,000	09/16/26	1,068
	INR	5,333,944	USD	56,106	07/02/26	241
	INR	38,783,030	USD	407,000	07/03/26	2,686
	INR	96,766,020	USD	1,014,000	07/09/26	7,933
	INR	44,555,235	USD	465,196	07/10/26	5,308
	INR	72,100,985	USD	760,278	07/13/26	924
	INR	96,866,005	USD	1,021,304	07/22/26	610
	INR	96,643,830	USD	1,018,000	07/24/26	1,406
	INR	159,154,914	USD	1,658,317	09/16/26	12,932
	NZD	1,073,267	USD	611,000	09/16/26	153
	TRY	73,569,204	USD	1,451,613	09/16/26	32,067
	TWD	31,967,251	USD	1,001,543	07/02/26	1,916
	TWD	32,050,533	USD	1,003,398	09/16/26	50
	USD	7,808,747	AUD	10,965,236	09/16/26	227,502
	USD	1,647,124	AUD	2,332,593	09/17/26	34,422
	USD	2,193,051	CAD	3,065,161	07/02/26	31,638
	USD	6,557,486	CAD	9,167,969	09/16/26	70,792
	USD	6,575,199	CHF	5,142,070	09/16/26	156,529
	USD	996,742	CLP	910,094,780	09/16/26	8,588
	USD	19,831,912	CNH	133,528,638	09/16/26	60,768
	USD	3,203,172	CZK	67,211,646	09/16/26	36,875
	USD	18,180,567	EUR	15,612,619	08/19/26	304,070
	USD	23,961,960	EUR	20,567,129	09/16/26	385,637
	USD	1,352,761	EUR	1,174,619	09/17/26	6,224
	USD	5,153,111	GBP	3,844,804	09/16/26	53,188
	USD	202,779	GBP	152,783	09/17/26	120
	USD	6,876,391	HUF	2,126,241,941	09/16/26	67,121
	USD	807,778	ILS	2,370,372	09/16/26	9,672
	USD	410,475	INR	38,829,870	07/02/26	284
	USD	410,463	INR	38,782,298	07/03/26	784
	USD	1,015,000	INR	95,876,900	07/22/26	3,520
	USD	1,420,690	INR	135,292,309	09/16/26	17
	USD	2,364,297	JPY	368,949,445	08/05/26	88,537
	USD	6,029,974	JPY	960,276,580	09/16/26	86,945
	USD	1,083,518	JPY	173,018,605	09/17/26	12,639
	USD	463,404	KRW	715,359,231	07/06/26	1,034
	USD	5,332,168	KRW	8,111,249,315	09/16/26	82,608
	USD	405,000	MXN	7,071,768	07/17/26	1,202
	USD	2,261,743	MXN	39,458,605	09/17/26	19,929
	USD	2,281,419	NOK	21,902,669	09/16/26	71,094
	USD	1,837,767	NZD	3,125,295	09/16/26	58,121
	USD	3,455,388	NZD	5,913,348	09/17/26	88,023
	USD	4,855,681	PLN	17,703,981	09/16/26	149,662
	USD	4,168,243	SEK	38,932,451	09/16/26	135,682
	USD	270,151	SEK	2,547,903	09/17/26	6,228
	USD	5,710,893	SGD	7,293,114	09/16/26	42,777
	USD	2,486,332	TWD	78,776,934	09/16/26	19,959
	USD	516,180	ZAR	8,425,226	09/16/26	5,058
	ZAR	40,391,619	USD	2,440,023	09/16/26	10,361

TOTAL						$2,476,999

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	10,471,559	USD	7,341,303	09/16/26	$(101,379)
	BRL	2,354,502	USD	448,441	09/16/26	(734)
	CAD	3,063,566	USD	2,205,555	07/02/26	(45,267)
	CAD	3,310,539	USD	2,366,894	09/16/26	(24,558)
	CHF	3,521,322	USD	4,447,695	09/16/26	(52,148)
	CLP	873,386,100	USD	976,756	09/16/26	(28,459)
	CNH	85,815,370	USD	12,739,862	09/16/26	(33,464)
	CNH	47,890,224	USD	7,122,815	09/17/26	(31,288)
	CZK	67,149,559	USD	3,223,870	09/16/26	(60,498)
	EUR	17,287,981	USD	19,999,487	09/16/26	(182,084)
	EUR	295,186	USD	342,060	09/17/26	(3,671)
	GBP	833,578	USD	1,117,000	09/16/26	(11,304)
	GBP	947,731	USD	1,273,497	09/17/26	(16,382)
	HUF	3,123,025,924	USD	10,152,938	09/16/26	(151,477)
	ILS	2,522,674	USD	858,960	09/16/26	(9,574)
	INR	72,299,376	USD	764,811	07/02/26	(1,056)
	INR	5,283,692	USD	55,847	07/13/26	(64)
	INR	134,596,171	USD	1,420,690	07/17/26	(157)
	INR	96,445,320	USD	1,018,000	07/20/26	(359)
	INR	50,682,804	USD	533,801	09/16/26	(1,593)
	JPY	352,540,143	USD	2,214,123	08/05/26	(39,580)
	JPY	1,754,763,862	USD	11,046,332	09/16/26	(186,323)
	KRW	715,347,445	USD	466,298	07/06/26	(3,936)
	KRW	1,231,907,600	USD	814,000	07/20/26	(17,460)
	KRW	929,295,275	USD	605,779	07/31/26	(4,838)
	KRW	7,215,054,676	USD	4,719,681	09/16/26	(50,134)
	MXN	7,090,825	USD	411,060	07/17/26	(6,174)
	MXN	17,652,120	USD	1,018,000	09/15/26	(14,945)
	MXN	35,629,557	USD	2,032,046	09/17/26	(7,777)
	NOK	21,993,860	USD	2,325,411	09/16/26	(105,883)
	NZD	7,332,575	USD	4,309,355	09/16/26	(133,944)
	PLN	7,838,637	USD	2,111,025	09/16/26	(27,382)
	PLN	2,248,743	USD	611,826	09/17/26	(14,072)
	SEK	50,067,595	USD	5,355,454	09/16/26	(169,533)
	SGD	7,167,011	USD	5,613,849	09/16/26	(43,739)
	TWD	31,952,200	USD	1,015,000	07/02/26	(12,014)
	TWD	112,195,040	USD	3,540,661	09/16/26	(28,023)
	USD	436,210	BRL	2,310,727	09/16/26	(3,173)
	USD	648,993	CAD	918,369	09/16/26	(789)
	USD	3,036,222	CNH	20,515,223	09/16/26	(1,399)
	USD	2,007,080	COP	7,339,854,306	09/16/26	(101,209)
	USD	8,463,513	EUR	7,400,000	08/19/26	(9,510)
	USD	3,004,689	EUR	2,631,281	09/16/26	(11,578)
	USD	625,656	EUR	547,252	09/17/26	(1,692)
	USD	1,252,909	GBP	948,757	09/16/26	(5,566)
	USD	1,222,000	HUF	383,380,603	09/16/26	(5,773)
	USD	406,000	INR	38,803,450	07/02/26	(3,911)
	USD	1,021,304	INR	96,756,726	07/09/26	(531)
	USD	470,252	INR	44,593,984	07/10/26	(661)
	USD	809,000	INR	77,318,153	07/13/26	(7,283)
	USD	760,278	INR	72,148,883	07/20/26	(999)
	USD	2,116,267	INR	204,801,632	09/16/26	(34,307)
	USD	612,265	TRY	30,774,806	09/16/26	(8,375)
	USD	2,004,470	TWD	63,919,451	07/02/26	(1,976)
	USD	1,018,000	ZAR	16,901,966	09/16/26	(7,369)
	ZAR	6,676,347	USD	407,000	09/16/26	(1,975)

TOTAL						$(1,829,349)

FORWARD SALES CONTRACTS — At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.000%	TBA - 30yr	07/20/26	$(1,000,000)	$(928,477)
Government National Mortgage Association	4.500	TBA - 30yr	07/20/26	(5,000,000)	(4,800,349)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	07/01/26	(7,000,000)	(7,240,078)

(PROCEEDS RECEIVED: $(12,978,164))					$(12,968,904)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	157	09/28/26	$18,578,218	$82,169
2 Year U.S. Treasury Notes	2,986	09/30/26	615,512,577	(418,057)
30 Year German Euro-Buxl	30	09/08/26	3,812,399	67,410
Euro-Bobl	261	09/08/26	34,408,459	110,143
Euro-Schatz	191	09/08/26	23,124,348	50,751
ICE 3M SONIA Index	180	03/16/27	57,311,591	(9,357)
ICE 3M SONIA Index	124	09/14/27	39,452,534	165,414
Ultra Long U.S. Treasury Bonds	18	09/21/26	2,090,813	23,137

Total				$71,610

Short position contracts:
10 Year U.S. Treasury Notes	(126)	09/21/26	(13,846,219)	(46,155)
20 Year U.S. Treasury Bonds	(27)	09/21/26	(3,064,500)	(3,826)
3 Month SOFR	(288)	03/16/27	(69,091,200)	(35,408)
5 Year German Euro-Bund	(63)	09/08/26	(9,166,416)	(76,954)
5 Year U.S. Treasury Notes	(659)	09/30/26	(70,543,891)	(113,281)
Ultra 10-Year U.S. Treasury Notes	(145)	09/21/26	(16,307,969)	(69,349)

Total				$(344,973)

TOTAL FUTURES CONTRACTS				$(273,363)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.250%(b)	12M JYOR(b)	12/15/27	JPY	10,344,030	$104,188	$(233,314)	$337,502
3.416(b)	12M SOFR(b)	04/22/28		$17,730	105,600	23,175	82,425
2.500(c)	12M EURO(c)	06/14/28	EUR	2,430	(3,524)	6,929	(10,453)
3.927(c)	12M SOFR(c)	06/30/28		$16,400	26,438	(4,405)	30,843
12M SOFR(c)	4.021%(c)	06/30/28		2,310	(147)	(88)	(59)
12M EURO(b)	2.000(b)	09/10/28	EUR	198,331	(893,488)	(294,652)	(598,836)
2.500(b)	6M EURO(d)	09/10/28		198,331	442,914	(295,608)	738,522
2.500(d)	12M CDOR(d)	09/16/28	CAD	53,960	155,379	224,985	(69,606)
2.750(d)	12M CDOR(d)	09/16/28		250	(133)	(159)	26
3.750(c)	12M GBP(c)	09/16/28	GBP	4,340	30,902	36,899	(5,997)
3.000(c)	12M SOFR(c)	09/16/28		$74,230	1,430,457	1,339,322	91,135
3.250(c)	12M SOFR(c)	09/16/28		7,000	101,612	89,801	11,811
12M EURO(c)	2.000(c)	09/16/28	EUR	880	(8,371)	(12,331)	3,960
3M STIBOR(e)	2.500(c)	09/16/28	SEK	280,040	100,959	63,905	37,054
12M GBP(c)	3.500(c)	09/16/28	GBP	53,210	(710,110)	(803,124)	93,014
4.750(e)	3M AUDOR(e)	09/16/28	AUD	21,220	(94,549)	(92,418)	(2,131)
5.000(e)	3M AUDOR(e)	09/16/28		11,610	(89,801)	(81,948)	(7,853)
6M NIBOR(d)	5.000(c)	09/16/28	NOK	172,210	47,886	25,020	22,866
2.250(c)	6M EURO(d)	09/16/28	EUR	10,590	109,628	142,597	(32,969)
2.500(c)	6M EURO(d)	09/16/28		6,680	32,433	40,544	(8,111)
1.250(c)	12M JYOR(c)	09/16/29	JPY	2,139,000	171,645	183,861	(12,216)
12M JYOR(c)	1.771(c)	01/26/30		534,360	(15,876)	(15,798)	(78)
3.903(c)	12M SOFR(c)	11/30/30		$38,470	14,926	(14,324)	29,250
3.979(c)	12M SOFR(c)	11/30/30		2,860	(7,266)	(633)	(6,633)
2.500(c)	12M EURO(c)	04/16/31	EUR	6,640	(12,835)	55,645	(68,480)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M EURO(c)	2.800%(c)	05/21/31	EUR	71,700	$404,936	$85,704	$319,232
3.000%(c)	6M EURO(d)	05/21/31		71,700	(341,133)	(32,660)	(308,473)
1.500(c)	12M JYOR(c)	09/16/31	JPY	15,963,000	2,321,853	2,266,137	55,716
6M EURO(d)	2.500(c)	09/16/31	EUR	19,550	(251,151)	(333,338)	82,187
12M GBP(c)	3.750(c)	09/16/31	GBP	14,220	(283,629)	(328,924)	45,295
3M NZDOR(e)	4.000(d)	09/16/31	NZD	49,450	370,730	168,091	202,639
12M SOFR(c)	3.584(c)	04/22/32		$25,890	(364,679)	(296,238)	(68,441)
2.000(c)	12M JYOR(c)	01/11/33	JPY	1,374,738	153,009	(102,027)	255,036
3.976(c)	12M SOFR(c)	04/30/33		$20,980	(45,697)	(4,561)	(41,136)
2.500(c)	12M JYOR(c)	05/22/33	JPY	1,253,000	(4,575)	(20,046)	15,471
12M EURO(c)	2.800(c)	08/15/35	EUR	7,900	103,970	29,732	74,238
6M EURO(d)	3.300(c)	04/21/36		9,780	90,793	(9,289)	100,082
12M EURO(c)	3.000(c)	06/19/36		28,440	77,155	(22,197)	99,352
3.200(c)	6M EURO(d)	06/19/36		28,440	(110,024)	(10,345)	(99,679)
12M CHFOR(c)	0.750(c)	09/16/36	CHF	6,490	153,729	56,510	97,219
12M JYOR(c)	1.750(c)	09/16/36	JPY	2,244,000	(1,003,255)	(931,795)	(71,460)
4.000(c)	12M GBP(c)	09/16/36	GBP	1,360	52,639	68,748	(16,109)
3.750(c)	12M SOFR(c)	09/16/36		$9,870	228,389	247,666	(19,277)
12M CDOR(d)	3.000(d)	09/16/36	CAD	2,790	(26,655)	(42,894)	16,239
12M SOFR(c)	3.750(c)	09/16/36		$790	(18,281)	(18,493)	212
3.000(c)	3M STIBOR(e)	09/16/36	SEK	43,650	(88,399)	(14,606)	(73,793)
6M NIBOR(d)	4.500(c)	09/16/36	NOK	22,100	41,688	24,490	17,198
6M AUDOR(d)	5.000(d)	09/16/36	AUD	7,740	62,583	17,160	45,423
2.750(c)	6M EURO(d)	09/16/36	EUR	21,430	377,634	587,650	(210,016)
3.894(c)	12M SOFR(c)	04/22/37		$14,530	183,156	41,081	142,075
4.750(c)	12M GBP(c)	01/31/39	GBP	8,470	(270,301)	(158,819)	(111,482)
12M SOFR(c)	4.629(c)	04/14/41		$30,100	63,918	(13,926)	77,844
12M JYOR(c)	2.160(c)	08/02/44	JPY	2,434,405	(947,296)	(1,451,726)	504,430
3.600(c)	6M EURO(d)	04/21/46	EUR	6,900	(85,121)	(27,845)	(57,276)
12M JYOR(c)	4.500(c)	05/21/46	JPY	1,576,000	49,291	78,594	(29,303)
12M JYOR(c)	2.500(c)	09/16/46		408,000	(271,192)	(229,734)	(41,458)
3.100(c)	12M EURO(c)	08/15/54	EUR	3,422	(91,194)	(43,653)	(47,541)
4.048(c)	12M SOFR(c)	04/13/56		$28,070	(12,943)	34,519	(47,462)

TOTAL					$1,558,815	$(3,153)	$1,561,968

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.
(e)	Payments made quarterly.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.17	0.500%	0.661%	MS & Co. Int. PLC	12/15/56	$2,350	$(20,800)	$(29,053)	$8,253

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 46	5.000%	3.040%	06/20/31	$29,824	$2,442,566	$1,481,456	$961,110
CDX.NA.IG Ind 42	1.000	0.318	06/20/29	65,343	1,268,181	744,598	523,583
CDX.NA.IG Ind 43	1.000	0.376	12/20/29	99,300	2,033,396	1,604,015	429,381
CDX.NA.IG Ind 45	1.000	0.468	12/20/30	422,372	9,253,283	7,920,189	1,333,094

TOTAL					$14,997,426	$11,750,258	$3,247,168

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
2Y IRS	Citibank NA	1.771%	01/24/2028	2,349,999,999	JPY	2,349,999,999	$41,885	$89,363	$(47,478)
2Y IRS	Deutsche Bank AG (London)	2.000	11/11/2026	4,910,000	EUR	4,910,000	1,481	78,797	(77,316)

				2,354,909,999			$43,366	$168,160	$(124,794)

Puts
2Y IRS	Citibank NA	1.771	01/24/2028	2,349,999,999	JPY	2,349,999,999	111,724	89,364	22,360
1Y IRS	JPMorgan Securities, Inc.	1.690	06/23/2027	11,679,960,000		11,679,960,000	115,546	132,813	(17,267)

				14,029,959,999			$227,270	$222,177	$5,093

Total purchased option contracts				16,384,869,998			$270,636	$390,337	$(119,701)

Written option contracts
Calls
2Y IRS	Deutsche Bank AG (London)	2.085%	11/11/2026	(1,440,000)	EUR	(1,440,000)	$(466)	$(79,700)	$79,234

Total written option contracts				(1,440,000)			$(466)	$(79,700)	$79,234

TOTAL				16,383,429,998			$270,170	$310,637	$(40,467)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
2Y IRS	— 2 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
CHFOR	— Swiss Franc Offered Rate
CMBX	— Commercial Mortgage Backed Securities Index
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 41.5%
Collateralized Mortgage Obligations – 3.3%
Regular Floater(a) – 1.2%
Federal Home Loan Mortgage Corp. REMICS Series 5452, Class DF (1 mo. USD Term SOFR + 1.250%)
$2,187,902	4.878%		09/25/54	$ 2,202,281
Federal National Mortgage Association REMICS Series 2024-70, Class FB (1 mo. USD Term SOFR + 1.100%)
2,321,239	4.728		10/25/54	2,337,129
Federal National Mortgage Association REMICS Series 2025-13, Class FB (1 mo. USD Term SOFR + 1.300%)
1,789,764	4.928		03/25/55	1,807,381

				6,346,791

Sequential Fixed Rate – 2.1%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
7,700	7.000	(b)	07/15/27	7,763
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
11,562	6.500	(b)	12/15/27	11,665
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
23,980	6.500		02/15/36	24,947
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
140,634	5.000		02/15/34	141,544
Federal National Mortgage Association REMICS Series 2012-111, Class B
99,372	7.000		10/25/42	105,674
Federal National Mortgage Association REMICS Series 2012-153, Class B
356,970	7.000		07/25/42	379,898
Federal National Mortgage Association REMICS Series 2025-9, Class EA
10,402,167	5.500		04/25/50	10,475,750

				11,147,241

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 17,494,032

Commercial Mortgage-Backed Securities – 3.6%
Sequential Fixed Rate(b) – 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K546, Class A2
$2,000,000	4.361%		05/25/30	$ 1,990,394

Sequential Floating Rate – 3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-F107, Class AS (1 mo. USD Term SOFR + 0.250%)
3,669,006	3.842	(a)(b)	03/25/28	3,661,726
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544, Class A2
3,500,000	4.266	(a)(b)	07/25/30	3,472,103
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K547, Class A2
2,100,000	4.421	(a)(b)	05/25/30	2,094,584
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K553, Class A2
2,500,000	4.070	(a)(b)	12/25/30	2,457,121
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K555, Class A2
2,700,000	4.050	(a)(b)	01/25/31	2,651,034

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Federal National Mortgage Association-ACES Series 2018-M10, Class A2
$2,616,922	3.473%	07/25/28	$ 2,570,712

			16,907,280

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 18,897,674

Federal Agencies – 34.6%
Adjustable Rate Federal Home Loan Mortgage Corp.(a) – 0.1%
(RFUCC 1 yr. Treasury + 1.840%)
$62,331	6.257%	11/01/34	$63,962
(1 yr. CMT + 2.250%)
142,737	6.002	06/01/35	146,788
(RFUCC 1 yr. Treasury + 2.330%)
21,684	6.492	05/01/36	22,517
(RFUCC 6 mo. Treasury + 2.058%)
10,204	6.057	10/01/36	10,586
(RFUCC 1 yr. Treasury + 1.757%)
41,786	6.200	06/01/42	43,425
(RFUCC 1 yr. Treasury + 1.650%)
361,690	6.290	11/01/44	374,802

			662,080

Adjustable Rate Federal National Mortgage Association – 0.3%
(RFUCC 1 yr. Treasury + 1.755%)(a)
16,685	6.505	07/01/32	17,097
(RFUCC 1 yr. Treasury + 1.800%)(a)
116,021	6.120	05/01/33	118,982
(11th District Cost of Funds - Consumer + 1.254%)(a)
145,394	4.586	08/01/33	145,023
(1 yr. CMT + 2.286%)(a)
44,901	5.912	02/01/34	46,219
(RFUCC 1 yr. Treasury + 1.695%)(a)
3,902	6.070	05/01/34	4,005
(RFUCC 1 yr. Treasury + 1.720%)(a)
91,423	5.979	05/01/34	93,797
13,493	5.845	03/01/35	13,876
15,994	5.970	04/01/35	16,455
(1 yr. CMT + 2.220%)(a)
106,699	6.220	06/01/34	109,865
(RFUCC 1 yr. Treasury + 1.685%)(a)
26,474	6.435	10/01/34	27,257
34,271	5.916	03/01/35	35,218
(RFUCC 1 yr. Treasury + 1.689%)(a)
40,064	6.205	10/01/34	41,240
(RFUCC 1 yr. Treasury + 1.325%)(a)
67,349	5.575	04/01/35	68,562
(RFUCC 1 yr. Treasury + 1.424%)(a)
47,354	5.686	05/01/35	48,346
(1 yr. CMT + 2.095%)(a)
40,595	6.047	10/01/35	41,898
(RFUCC 1 yr. Treasury + 1.681%)(a)
106,543	5.821	03/01/36	109,709
(RFUCC 1 yr. Treasury + 1.950%)(a)
310,695	6.200	04/01/36	322,117
(RFUCC 1 yr. Treasury + 1.985%)(a)
62,392	6.485	06/01/36	64,863

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – (continued)
(1 yr. MTA + 2.103%)(a)
$176,228	5.858%	07/01/36	$ 180,431
(RFUCC 1 yr. Treasury + 1.935%)(a)
8,916	6.435	11/01/36	9,273
3,056	6.310	11/01/36	3,177
(RFUCC 1 yr. Treasury + 1.690%)(a)
124,343	6.132	07/01/37	128,258

			1,645,668

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(a)
25,016	5.625	05/20/34	25,353
85,438	5.375	07/20/34	86,805
81,907	5.375	08/20/34	83,237
511,772	5.375	09/20/34	520,099
78,280	5.125	10/20/34	79,449
76,207	5.125	12/20/34	77,363

			872,306

Federal Home Loan Mortgage Corp. – 0.3%
2,462	7.500	01/01/31	2,562
8,462	4.500	07/01/33	8,419
189,978	4.500	08/01/33	189,010
392,857	4.500	09/01/33	390,852
34,160	4.500	10/01/33	33,984
927	4.500	04/01/34	923
936	4.500	04/01/35	931
860	4.500	07/01/35	856
1,589	4.500	08/01/35	1,580
7,026	4.500	09/01/35	6,989
2,398	4.500	10/01/35	2,385
383	4.500	12/01/35	381
319	4.500	05/01/36	317
28,280	4.500	01/01/38	28,122
478	4.500	04/01/38	475
263	4.500	05/01/38	261
1,780	4.500	06/01/38	1,770
48,677	4.500	09/01/38	48,300
1,111	4.500	01/01/39	1,102
26,140	4.500	02/01/39	25,899
14,998	4.500	03/01/39	14,860
2,561	4.500	04/01/39	2,537
69,449	4.500	05/01/39	68,811
212,675	4.500	06/01/39	210,722
9,559	4.500	07/01/39	9,473
10,501	4.500	08/01/39	10,404
14,846	4.500	09/01/39	14,709
2,564	4.500	10/01/39	2,541
4,746	4.500	11/01/39	4,703
5,929	4.500	12/01/39	5,874
8,957	4.500	01/01/40	8,875
2,514	4.500	02/01/40	2,491
6,359	4.500	04/01/40	6,300
10,083	4.500	05/01/40	9,991
10,685	4.500	06/01/40	10,587
7,498	4.500	07/01/40	7,431
8,688	4.500	08/01/40	8,609
6,290	4.500	09/01/40	6,234

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$2,385	4.500%	10/01/40	$ 2,363
3,111	4.500	02/01/41	3,078
9,657	4.500	03/01/41	9,556
15,921	4.500	04/01/41	15,755
18,563	4.500	05/01/41	18,370
31,228	4.500	06/01/41	30,901
3,032	4.500	07/01/41	3,000
96,227	4.500	08/01/41	95,226
96,376	4.500	09/01/41	95,495
6,022	4.500	12/01/41	5,959
84,802	4.500	03/01/42	83,918

			1,513,891

Federal National Mortgage Association – 0.0%
69,726	7.500	10/01/37	73,794

Government National Mortgage Association – 7.7%
711	6.500	01/15/32	721
1,860	6.500	02/15/32	1,903
1,385	6.500	08/15/34	1,436
4,377	6.500	05/15/35	4,584
1,151	6.500	06/15/35	1,210
5,181	6.500	07/15/35	5,433
1,986	6.500	08/15/35	2,084
3,923	6.500	09/15/35	4,124
6,726	6.500	11/15/35	7,065
2,246	6.500	12/15/35	2,349
8,551	6.500	01/15/36	8,981
10,648	6.500	02/15/36	11,210
7,414	6.500	03/15/36	7,773
24,000	6.500	04/15/36	25,187
25,479	6.500	05/15/36	26,757
23,563	6.500	06/15/36	24,746
82,192	6.500	07/15/36	86,441
81,754	6.500	08/15/36	85,960
171,710	6.500	09/15/36	180,611
65,319	6.500	10/15/36	68,548
88,568	6.500	11/15/36	93,157
30,067	6.500	12/15/36	31,503
13,667	6.500	01/15/37	14,380
11,560	6.500	02/15/37	12,099
6,261	6.500	03/15/37	6,552
10,293	6.500	04/15/37	10,855
4,014	6.500	05/15/37	4,190
16,818	6.500	09/15/37	17,603
13,183	6.500	10/15/37	13,969
10,351	6.500	11/15/37	10,835
7,359	6.500	05/15/38	7,675
27,122	6.000	11/15/38	27,948
1,619	6.500	01/15/39	1,678
2,859	6.500	02/15/39	2,992
1,660,283	4.500	08/20/47	1,630,671
35,465	4.500	02/20/48	34,832
88,735	4.500	05/20/48	86,986
452,577	4.500	09/20/48	443,232
3,263,241	5.000	09/20/48	3,285,910
2,549	5.000	11/20/48	2,565
1,230,488	4.500	12/20/48	1,203,543

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$2,817,149	5.000%	12/20/48	$ 2,833,197
249,742	4.500	01/20/49	244,273
1,438,291	5.000	01/20/49	1,445,586
20,674	5.000	03/20/49	20,791
744,032	4.000	04/20/49	703,344
8,990	5.000	05/20/49	9,047
321,172	5.000	06/20/49	323,001
50,397	5.000	11/20/49	50,826
517,145	5.000	12/20/49	519,574
142,243	5.000	07/20/50	143,485
404,347	4.000	01/20/51	381,982
363,425	2.500	09/20/51	310,794
709,192	2.500	10/20/51	608,483
3,194,206	3.000	11/20/51	2,837,701
442,276	2.500	11/20/51	379,332
4,546,987	3.000	12/20/51	4,038,077
953,281	2.500	12/20/51	817,831
2,162,403	4.500	09/20/52	2,098,753
2,597,175	4.500	10/20/52	2,520,327
10,000,000	2.500	TBA-30yr(c)	8,535,886
4,000,000	5.500	TBA-30yr(c)	4,019,443
			40,342,031

Uniform Mortgage-Backed Security – 26.0%
112,659	4.500	11/01/36	112,025
30,313	4.500	02/01/39	29,998
46,654	4.500	04/01/39	46,168
1,688	4.500	08/01/39	1,672
108,239	4.500	08/01/41	107,148
55,916	4.500	10/01/41	55,264
2,479,652	4.000	08/01/45	2,382,929
246,913	4.500	06/01/48	240,353
1,728,956	4.500	07/01/48	1,682,675
455,619	4.500	08/01/48	442,803
112,821	4.500	09/01/48	109,718
1,979,573	4.500	10/01/48	1,926,943
917,242	4.500	01/01/49	891,176
1,257,353	4.000	01/01/49	1,192,887
209,573	4.500	03/01/49	203,350
131,278	5.000	07/01/49	131,757
323,165	4.000	03/01/50	306,091
381,988	4.500	05/01/50	371,009
2,416,399	2.000	10/01/50	1,954,568
2,415,831	2.000	11/01/50	1,953,267
9,282,905	2.500	02/01/51	7,842,129
12,502,522	2.000	05/01/51	10,082,531
10,401,204	4.500	06/01/52	10,073,564
2,781,844	5.500	09/01/52	2,835,292
2,637,306	6.000	11/01/52	2,739,881
1,287,982	6.000	12/01/52	1,335,651
617,189	6.000	01/01/53	636,199
1,394,992	5.500	04/01/53	1,413,511
4,085,873	5.500	07/01/53	4,118,895
634,000	6.500	12/01/53	664,688
4,223,733	6.500	06/01/54	4,434,778
1,720,537	6.000	12/01/54	1,769,563
6,067,134	5.500	01/01/55	6,102,492
16,000,000	5.000	TBA-30yr(c)	15,720,626

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$38,000,000	5.500%	TBA-30yr(c)	$ 38,150,781
6,000,000	6.000	TBA-30yr(c)	6,129,375
8,000,000	6.500	TBA-30yr(c)	8,274,375

			136,466,132

TOTAL FEDERAL AGENCIES			$181,575,902

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $222,898,128)			$217,967,608

Agency Debentures – 3.7%
Sovereign – 3.7%
Federal Home Loan Banks
$10,080,000	3.500%	06/11/32	$ 9,615,816
Federal Home Loan Mortgage Corp. (Secured Overnight Financing Rate + 0.225%)
9,703,000	3.845 (a)	11/03/28	9,704,746

TOTAL AGENCY DEBENTURES (Cost $19,930,770)			$ 19,320,562

U.S. Treasury Obligations – 66.0%
U.S. Treasury Bonds
$1,120,000	5.000%	05/15/46	$ 1,128,750
U.S. Treasury Inflation-Indexed Bonds
2,404,662	1.500	02/15/53	1,827,825
U.S. Treasury Notes
2,470,000	4.250	03/15/27	2,474,052
11,010,000	1.125	02/29/28	10,476,273
1,670,000	1.250	03/31/28	1,588,587
56,790,000	3.875	03/31/28	56,512,705
11,090,000	1.250	04/30/28	10,525,536
56,930,000	3.750	05/15/28	56,509,697
5,680,000	1.250	05/31/28	5,378,472
56,810,000	3.875	06/15/28	56,503,759
57,140,000	3.625	08/15/28	56,515,031
19,730,000	4.375	08/31/28	19,813,236
27,660,000	4.375	11/30/28	27,787,495
2,210,000	1.750	01/31/29	2,079,990
5,630,000	2.625	02/15/29	5,415,796
4,240,000	4.250	02/28/29	4,248,944
10,070,000	0.625	05/15/30	8,797,876
8,925,200	0.625	08/15/30	7,729,363
340,000	4.625	04/30/31	346,083
5,340,000	4.125	06/30/31	5,321,227
5,380,000	4.250	06/30/33	5,359,825

TOTAL U.S. TREASURY OBLIGATIONS (Cost $348,239,416)			$346,340,522

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(d) – 1.9%
Goldman Sachs Central Government Fund — Institutional Shares
10,018,290	3.703%	$ 10,018,290
(Cost $10,018,290)

TOTAL INVESTMENTS – 113.1% (Cost $601,086,604)		$593,646,982

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.1)%		(68,939,408)

NET ASSETS – 100.0%		$524,707,574

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $80,830,486 which represents approximately 15.5% of net assets as of June 30, 2026.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage
Association	3.000%	TBA - 30yr	07/20/26	$(7,000,000)	$(6,210,574)
Government National Mortgage
Association	4.000	TBA - 30yr	07/20/26	(1,000,000)	(928,477)
Government National Mortgage
Association	4.500	TBA - 30yr	07/20/26	(8,000,000)	(7,680,558)
Government National Mortgage
Association	5.000	TBA - 30yr	07/20/26	(8,000,000)	(7,886,223)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	07/13/26	(17,000,000)	(13,566,797)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	07/13/26	(9,000,000)	(7,518,164)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/13/26	(2,000,000)	(1,868,516)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/13/26	(11,000,000)	(10,542,382)

(PROCEEDS RECEIVED: $(56,255,098))					$(56,201,691)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	42	09/21/26	$4,615,406	$21,577
2 Year U.S. Treasury Notes	941	09/30/26	193,970,976	(148,853)

Total				$(127,276)

Short position contracts:
20 Year U.S. Treasury Bonds	(95)	09/21/26	(10,782,500)	(156,099)
3 Month SOFR	(111)	03/16/27	(26,628,900)	(13,647)
5 Year U.S. Treasury Notes	(591)	09/30/26	(63,264,703)	(173,580)
Ultra 10-Year U.S. Treasury Notes	(232)	09/21/26	(26,092,750)	(222,119)
Ultra Long U.S. Treasury Bonds	(6)	09/21/26	(696,937)	(1,055)

Total				$(566,500)

TOTAL FUTURES CONTRACTS				$(693,776)

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.429%(b)	12M SOFR(b)	04/22/28	$5,340	$31,119	$23,598	$7,521
3.416(b)	12M SOFR(b)	04/22/28	6,670	39,726	11,549	28,177
3.927(c)	12M SOFR(c)	06/30/28	6,150	9,914	(1,652)	11,566
12M SOFR(c)	4.021%(c)	06/30/28	870	(55)	(33)	(22)
3.903(c)	12M SOFR(c)	11/30/30	14,480	5,618	(4,921)	10,539
3.979(c)	12M SOFR(c)	11/30/30	1,080	(2,744)	(239)	(2,505)
12M SOFR(c)	3.584(c)	04/22/32	9,770	(137,617)	(158,976)	21,359
12M SOFR(c)	3.592(c)	04/22/32	8,010	(109,884)	(149,459)	39,575
3.976(c)	12M SOFR(c)	04/30/33	8,640	(18,819)	(1,878)	(16,941)
3.894(c)	12M SOFR(c)	04/22/37	5,480	69,078	25,399	43,679
3.893(c)	12M SOFR(c)	04/22/37	4,570	57,840	67,713	(9,873)
12M SOFR(c)	4.629(c)	04/14/41	12,340	26,205	(8,676)	34,881
12M SOFR(c)	4.688(c)	04/14/41	5,530	21,480	1,823	19,657
4.048(c)	12M SOFR(c)	04/13/56	11,530	(5,316)	17,808	(23,124)
4.114(c)	12M SOFR(c)	04/13/56	5,130	(14,202)	(1,329)	(12,873)

TOTAL				$(27,657)	$(179,273)	$151,616

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CMT	— Constant Maturity Treasury Indexes
MTA	— Monthly Treasury Average
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 63.0%
Aerospace & Defense(a) – 0.7%
RTX Corp.
$13,000,000	5.750%		11/08/26	$ 13,053,560

Agriculture – 0.8%
BAT Capital Corp.(a)
15,308,000	3.557		08/15/27	15,158,441
Cargill, Inc.(b)
1,900,000	7.500		09/01/26	1,907,999

				17,066,440

Automotive – 10.6%
American Honda Finance Corp.
7,121,000	4.550		04/10/28	7,109,820
BMW U.S. Capital LLC(b)
5,460,000	4.150		08/11/27	5,444,057
11,578,000	4.300		03/17/28	11,526,362
(Secured Overnight Financing Rate + 0.920%)
12,698,000	4.557	(c)	03/21/28	12,775,839
Daimler Truck Finance North America LLC(b)
8,923,000	4.300		08/12/27	8,905,154
(Secured Overnight Financing Rate + 0.840%)
17,103,000	4.473	(c)	01/13/28	17,139,087
General Motors Financial Co., Inc.
5,000,000	5.000		07/15/27	5,026,300
(Secured Overnight Financing Rate + 1.170%)
32,706,000	4.804	(c)	04/04/28	32,870,184
Hyundai Capital America(b)
10,210,000	4.600		04/06/28	10,192,337
(Secured Overnight Financing Rate + 0.890%)
5,000,000	4.523	(c)	01/08/29	4,998,150
(Secured Overnight Financing Rate + 0.920%)
10,477,000	4.553	(c)	01/07/28	10,502,354
(Secured Overnight Financing Rate + 1.070%)
5,000,000	4.707	(c)	09/18/28	5,023,700
(Secured Overnight Financing Rate + 1.500%)
13,814,000	5.131	(c)	01/08/27	13,873,677
Mercedes-Benz Finance North America LLC(b)
11,253,000	4.650		04/01/27	11,277,306
18,616,000	4.125		03/10/28	18,468,747
8,381,000	4.800		03/30/28	8,403,713
Volkswagen Group of America Finance LL(b)
7,859,000	5.300		03/22/27	7,888,786
16,142,000	4.850		08/15/27	16,174,768
6,402,000	4.450		09/11/27	6,382,410

				213,982,751

Banks – 34.4%
ABN AMRO Bank NV(a)(b)(c) (1 yr. CMT + 1.650%)
8,800,000	6.339		09/18/27	8,830,624
Banco Bilbao Vizcaya Argentaria SA(c) (Secured Overnight Financing Rate + 0.880%)
10,400,000	4.519		03/03/29	10,422,984
Banco Santander SA
24,200,000	4.250		04/11/27	24,176,284
8,000,000	5.294		08/18/27	8,061,520
(1 yr. CMT + 0.900%)
1,719,000	1.722	(a)(c)	09/14/27	1,709,116

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.120%)
$7,000,000	4.752	%(a)(c)	07/15/28	$ 7,035,420
Bank of America Corp.(a)(c) (Secured Overnight Financing Rate + 0.960%)
14,152,000	1.734		07/22/27	14,130,489
Bank of Montreal(c) (Secured Overnight Financing Rate + 0.750%)
9,000,000	4.387	(a)	09/22/28	9,009,900
(Secured Overnight Financing Rate + 0.880%)
5,018,000	4.518	(a)	09/10/27	5,022,115
(Secured Overnight Financing Rate + 1.160%)
7,755,000	4.798		12/11/26	7,784,159
Bank of Nova Scotia(c) (Secured Overnight Financing Rate + 0.800%)
4,304,000	4.428		08/15/27	4,313,727
Banque Federative du Credit Mutuel SA (b)
4,191,000	4.753		07/13/27	4,206,423
(Secured Overnight Financing Rate + 1.070%)
5,529,000	4.698	(c)	02/16/28	5,568,422
(Secured Overnight Financing Rate + 1.130%)
9,494,000	4.760	(c)	01/23/27	9,533,875
(Secured Overnight Financing Rate + 1.400%)
5,345,000	5.033	(c)	07/13/26	5,346,924
Barclays PLC(a)(c) (1 yr. CMT + 1.050%)
12,075,000	2.279		11/24/27	11,969,948
(Secured Overnight Financing Rate + 1.880%)
8,816,000	6.496		09/13/27	8,848,619
BNP Paribas SA(b)
6,034,000	3.500		11/16/27	5,959,661
BPCE SA(b)
8,609,000	5.203		01/18/27	8,643,866
1,050,000	4.750		07/19/27	1,053,822
Canadian Imperial Bank of Commerce
7,562,000	5.237		06/28/27	7,630,890
(Secured Overnight Financing Rate + 0.930%)
8,110,000	4.568	(a)(c)	09/11/27	8,118,840
(Secured Overnight Financing Rate + 1.220%)
10,651,000	4.856	(c)	10/02/26	10,676,030
Citibank NA(a)
5,956,000	4.929		08/06/26	5,956,774
(Secured Overnight Financing Rate + 0.500%)
6,100,000	4.137	(c)	06/18/28	6,100,854
Citigroup, Inc.(a)(c) (Secured Overnight Financing Rate + 1.143%)
16,173,000	4.770		05/07/28	16,232,031
(Secured Overnight Financing Rate + 1.280%)
5,340,000	3.070		02/24/28	5,289,590
Cooperatieve Rabobank UA(a)(b)(c) (1 yr. CMT + 0.730%)
6,120,000	1.980		12/15/27	6,053,598
(1 yr. CMT + 1.220%)
13,205,000	3.649		04/06/28	13,119,564
Deutsche Bank AG(a)(c) (Secured Overnight Financing Rate + 1.219%)
8,673,000	2.311		11/16/27	8,599,973
20,556,000	4.847		11/16/27	20,589,506
(Secured Overnight Financing Rate + 1.318%)
6,097,000	2.552		01/07/28	6,036,457

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Federation des Classes Desjardins du Quebec(b)
$9,522,000	4.505%		05/26/28	$ 9,495,243
(Secured Overnight Financing Rate + 0.630%)
5,600,000	4.260	(c)	01/27/27	5,609,193
Fifth Third Bank NA(a)(c) (Secured Overnight Financing Rate + 0.810%)
11,729,000	4.440		01/28/28	11,731,463
12,967,000	4.967		01/28/28	12,997,472
HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 1.570%)
8,228,000	5.887		08/14/27	8,239,848
Huntington National Bank(a)(c) (Secured Overnight Financing Rate + 0.720%)
18,174,000	4.871		04/12/28	18,210,893
ING Groep NV(a)(c) (Secured Overnight Financing Rate + 1.560%)
8,956,000	6.083		09/11/27	8,980,539
JPMorgan Chase & Co.(a)(c) (3 mo. USD Term SOFR + 1.642%)
10,414,000	3.540		05/01/28	10,327,772
(Secured Overnight Financing Rate + 0.930%)
20,044,000	5.571		04/22/28	20,213,372
(Secured Overnight Financing Rate + 1.190%)
9,195,000	5.040		01/23/28	9,224,056
(Secured Overnight Financing Rate + 1.330%)
5,003,000	6.070		10/22/27	5,027,415
Lloyds Banking Group PLC(a)(c) (Secured Overnight Financing Rate + 1.580%)
7,530,000	5.215		01/05/28	7,570,286
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 1.200%)
6,000,000	4.838		12/07/26	6,021,240
Mitsubishi UFJ Financial Group, Inc.(a)(c) (1 yr. CMT + 0.670%)
12,839,000	1.640		10/13/27	12,736,288
(1 yr. CMT + 0.750%)
19,671,000	1.538		07/20/27	19,639,723
Morgan Stanley(a)(c) (Secured Overnight Financing Rate + 0.858%)
6,822,000	1.512		07/20/27	6,810,880
Morgan Stanley Bank NA(a)(c) (Secured Overnight Financing Rate + 0.865%)
4,896,000	5.504		05/26/28	4,937,861
(Secured Overnight Financing Rate + 0.900%)
6,014,000	4.533		01/12/29	6,035,831
Morgan Stanley Private Bank NA(a)(c) (Secured Overnight Financing Rate + 0.780%)
24,057,000	4.408		11/17/28	24,103,911
National Bank of Canada(a)(c) (Secured Overnight Financing Rate + 0.770%)
7,673,000	4.402		01/20/29	7,685,967
National Securities Clearing Corp.(b)
3,935,000	4.350		06/09/28	3,931,970
NatWest Markets PLC(b)(c) (Secured Overnight Financing Rate + 0.800%)
21,044,000	4.427		11/06/28	21,077,460
(Secured Overnight Financing Rate + 0.930%)
9,164,000	4.567		03/27/29	9,194,058
(Secured Overnight Financing Rate + 0.950%)
6,000,000	4.587		03/21/28	6,028,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
PNC Financial Services Group, Inc.(a)(c) (Secured Overnight Financing Rate + 1.730%)
$12,907,000	6.615%		10/20/27	$ 12,987,282
Royal Bank of Canada(a)(c) (Secured Overnight Financing Rate + 0.720%)
4,388,000	4.352		10/18/27	4,392,213
Santander U.K. Group Holdings PLC(a)(c) (Secured Overnight Financing Rate + 1.220%)
6,106,000	2.469		01/11/28	6,036,575
Societe Generale SA(b)
30,140,000	5.250		02/19/27	30,283,466
(Secured Overnight Financing Rate + 1.100%)
10,746,000	4.730	(c)	02/19/27	10,778,990
Standard Chartered Bank(c) (Secured Overnight Financing Rate + 0.650%)
5,633,000	4.283		10/08/26	5,638,746
Sumitomo Mitsui Financial Group, Inc.(c) (Secured Overnight Financing Rate + 0.760%)
9,037,000	4.392		01/15/29	9,029,228
Sumitomo Mitsui Trust Bank Ltd.(b)
9,999,000	5.200		03/07/27	10,052,695
(Secured Overnight Financing Rate + 0.980%)
13,000,000	4.618	(c)	09/10/27	13,077,350
Toronto-Dominion Bank(c) (Secured Overnight Financing Rate + 0.820%)
7,942,000	4.448		01/31/28	7,977,263
Truist Bank(a)(c) (Secured Overnight Financing Rate + 0.770%)
4,162,000	4.400		07/24/28	4,163,956
UBS Group AG(a)(b)
10,000,000	4.282		01/09/28	9,956,800
(1 yr. CMT + 0.850%)
10,837,000	1.494	(c)	08/10/27	10,798,962
(1 yr. CMT + 1.600%)
6,456,000	6.327	(c)	12/22/27	6,508,358
UniCredit SpA(b)
13,488,000	4.625		04/12/27	13,514,032
Wells Fargo Bank NA(a)(c) (Secured Overnight Financing Rate + 1.060%)
5,115,000	4.687		08/07/26	5,117,864

				692,177,026

Biotechnology(a) – 0.5%
Bio-Rad Laboratories, Inc.
9,457,000	3.300		03/15/27	9,369,712

Diversified Financial Services – 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
5,905,000	2.450		10/29/26	5,869,275
8,283,000	3.650		07/21/27	8,218,807
10,000,000	4.625		10/15/27	10,004,600
Capital One Financial Corp.(a)(c) (Secured Overnight Financing Rate + 0.855%)
13,055,000	1.878		11/02/27	12,935,024
Citigroup Global Markets Holdings, Inc. (a)(c) (Secured Overnight Financing Rate + 0.500%)
5,769,000	4.138		01/06/27	5,769,173
Jefferies Financial Group, Inc.
7,013,000	4.850		01/15/27	7,016,086

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
$17,000,000	4.300	%(a)	02/11/27	$ 16,958,520
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.(a)(b)
11,844,000	4.500		03/15/27	11,803,612
Sumisho Air Lease Corp.(a)
6,429,000	3.625		04/01/27	6,384,125
4,569,000	3.625		12/01/27	4,504,120

				89,463,342

Electrical – 1.1%
ENEL Finance International NV(b)
12,222,000	3.625		05/25/27	12,120,313
Monongahela Power Co.(a)(b)
4,005,000	3.550		05/15/27	3,977,606
NextEra Energy Capital Holdings, Inc. (a)
5,898,000	4.625		07/15/27	5,907,613

				22,005,532

Food & Drug Retailing(a) – 0.1%
Hershey Co.
2,093,000	2.300		08/15/26	2,088,019

Household Products(a)(b) – 0.3%
Reckitt Benckiser Treasury Services PLC
5,265,000	3.000		06/26/27	5,196,186

Insurance(b) – 5.1%
Corebridge Global Funding(c) (Secured Overnight Financing Rate + 0.860%)
18,500,000	4.498		12/15/28	18,428,405
Equitable Financial Life Global Funding
275,000	4.600		04/01/27	275,525
Jackson National Life Global Funding
5,706,000	4.900		01/13/27	5,714,160
15,477,000	5.550		07/02/27	15,615,055
(Secured Overnight Financing Rate + 0.950%)
17,149,000	4.588	(c)	09/12/28	17,119,675
MassMutual Global Funding II(c) (Secured Overnight Financing Rate + 0.660%)
6,172,000	4.290		01/22/29	6,168,791
(Secured Overnight Financing Rate + 0.680%)
5,106,000	4.308		08/01/28	5,121,369
(Secured Overnight Financing Rate + 0.980%)
4,634,000	4.612		07/10/26	4,634,788
Protective Life Global Funding(c) (Secured Overnight Financing Rate +0.850%)
20,000,000	4.488		09/11/28	20,044,200
Western-Southern Global Funding
9,318,000	4.380		06/02/27	9,300,109

				102,422,077

Miscellaneous Manufacturing(b) – 0.5%
Siemens Financieringsmaatschappij NV
9,275,000	6.125		08/17/26	9,298,002

Pharmaceuticals – 0.3%
AbbVie, Inc.(c) (Secured Overnight Financing Rate + 0.480%)
3,126,000	4.119		03/03/28	3,126,406

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
McKesson Corp.
$2,000,000	7.650%	03/01/27	$ 2,034,960

			5,161,366

Real Estate Investment Trust(a) – 0.3%
Digital Realty Trust LP
6,984,000	3.700	08/15/27	6,922,960

Semiconductors(a) – 0.2%
Intel Corp.
4,952,000	3.150	05/11/27	4,899,311

Software – 2.1%
Fidelity National Information Services, Inc.
7,466,000	4.450	03/10/28	7,439,496
Oracle Corp.(c) (Secured Overnight Financing Rate + 1.110%)
15,000,000	4.738	02/04/29	14,993,700
Salesforce, Inc.(a)
20,695,000	4.500	03/15/28	20,674,512

			43,107,708

Telecommunication Services(b) – 1.5%
Deutsche Telekom International Finance BV(a)
2,500,000	3.600	01/19/27	2,486,825
NTT Finance Corp.
22,162,000	4.567	07/16/27	22,177,957
(Secured Overnight Financing Rate + 0.830%)
5,671,000	4.465 (c)	06/20/29	5,667,257

			30,332,039

Trucking & Leasing(a)(b) – 0.1%
SMBC Aviation Capital Finance DAC
976,000	5.450	05/03/28	987,361

TOTAL CORPORATE OBLIGATIONS (Cost $1,267,308,184)			$1,267,533,392

Asset-Backed Securities(a) – 1.5%
Automotive – 1.4%
BMW Vehicle Lease Trust Series 2025-1, Class A2A
$3,906,227	4.430%	09/27/27	$ 3,909,112
BMW Vehicle Owner Trust Series 2023-A, Class A3
1,337,527	5.470	02/25/28	1,341,897
GM Financial Automobile Leasing Trust Series 2024-3, Class A3
4,344,532	4.210	10/20/27	4,345,574
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(b)
86,319	4.770	03/15/27	86,319
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A2A(b)
5,832,965	4.580	09/15/27	5,839,626
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A2A
5,391,562	4.570	04/17/28	5,397,495
Santander Drive Auto Receivables Trust Series 2025-2, Class A2
144,508	4.710	06/15/28	144,544
SFS Auto Receivables Securitization Trust Series 2025-2A, Class A2(b)
1,939,499	4.520	11/20/28	1,941,051
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
1,169,658	4.650	11/22/27	1,170,387

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Westlake Automobile Receivables Trust Series 2025-2A, Class A2A(b)
$2,346,204	4.660%	09/15/28	$ 2,348,827
World Omni Auto Receivables Trust Series 2023-B, Class A3
1,486,641	4.660	05/15/28	1,488,239

			28,013,071

Collateralized Loan Obligations(b)(c) – 0.1%
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class X (3 mo. USD Term SOFR + 1.030%)
1,000,000	4.705	10/20/35	999,994
Halsey Point CLO I Ltd. Series 2019-1A, Class XR (3 mo. USD Term SOFR + 1.100%)
1,285,715	4.775	10/20/37	1,285,871

			2,285,865

TOTAL ASSET-BACKED SECURITIES (Cost $30,291,694)			$ 30,298,936

Municipal Debt Obligations – 0.2%
California – 0.1%
Los Angeles CA Unified School District GO Bonds (Taxable) Series QRR
$2,450,000	4.000%	07/01/26	$ 2,450,000

New York(a) – 0.1%
New York City Transitional Finance Authority Future Tax Secured RB (Taxable) Subseries G-2
1,000,000	4.330	11/01/27	1,001,542

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,450,000)			$ 3,451,542

U.S. Treasury Obligations – 2.9%
U.S. Treasury Notes
$12,975,600	3.875%	05/31/27	$ 12,948,736
20,000,000	4.375	07/15/27	20,050,000
5,897,600	2.250	08/15/27	5,775,501
10,326,600	3.375	02/29/28	10,197,518
9,849,600	3.750	04/30/28	9,778,806

TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,983,318)			$ 58,750,561

Shares	Dividend Rate		Value

Investment Company(d) – 5.1%
Goldman Sachs Central Government Fund — Institutional Shares
103,132,406	3.703%		$ 103,132,406
(Cost $103,132,406)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 72.7%
(Cost $1,463,165,602)			$1,463,166,837

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 25.4%
Certificates of Deposit – 6.7%
Banco Bilbao Vizcaya Argentaria SA
$4,100,000	3.950%		07/01/26	$ 4,100,025
9,300,000	4.320		06/02/27	9,293,363
Banco Santander SA(c)
(Secured Overnight Financing Rate + 0.320%)
4,147,000	3.940		08/24/26	4,148,256
(Secured Overnight Financing Rate + 0.400%)
3,364,000	4.030		12/22/26	3,365,867
Bank of America NA
5,139,000	4.140		12/22/26	5,138,094
Barclays Bank PLC
7,200,000	3.990		09/25/26	7,200,159
HSBC Bank PLC(b)(c) (Secured Overnight Financing Rate + 0.380%)
4,693,000	4.020		11/20/26	4,695,564
Kookmin Bank(c) (Secured Overnight Financing Rate + 0.450%)
17,000,000	4.070		02/08/27	17,003,662
Lloyds Bank Corporate Markets PLC
9,585,000	4.130		04/27/27	9,573,972
National Bank of Kuwait
11,550,000	4.420		08/19/26	11,556,008
(Secured Overnight Financing Rate + 0.530%)
10,000,000	4.150	(a)(c)	02/23/27	9,999,872
(Secured Overnight Financing Rate + 0.600%)
11,517,000	4.260	(a)(c)	12/11/26	11,525,189
13,195,000	4.220	(a)(c)	01/14/27	13,203,606
Natixis SA(c) (Secured Overnight Financing Rate + 0.400%)
18,057,000	4.020		12/04/26	18,071,659
Paradelle Funding LLC(c) (Secured Overnight Financing Rate + 0.330%)
5,668,000	3.970		09/02/26	5,669,927

				134,545,223

Commercial Paper(e) – 16.5%
Albion Capital Corp. SA/Albion Capital LLC
3,048,000	0.000		07/06/26	3,046,117
American Honda Finance Corp.
20,000,000	0.000		08/10/26	19,908,100
7,922,000	0.000		08/18/26	7,878,179
Antalis SA(b)
3,585,000	0.000		12/16/26	3,516,874
Ascension Health Alliance
10,000,000	0.000		07/22/26	9,975,792
Banco Bilbao Vizcaya Argentaria SA
10,561,000	0.000		05/05/27	10,180,928
Bank of New York Mellon
5,677,000	0.000		05/21/27	5,465,604
Bank of New Zealand(b)
7,230,000	0.000		05/21/27	6,961,427
BASF SE(b)
13,000,000	0.000		07/28/26	12,959,956
Bay Square Funding LLC(b)
10,000,000	0.000		09/10/26	9,922,680
10,000,000	0.000		09/22/26	9,909,420
6,263,000	0.000		10/23/26	6,183,707
Bayer Corp.(b)
8,000,000	0.000		10/20/26	7,893,625
1,333,000	0.000		11/09/26	1,311,954
4,242,000	0.000		11/10/26	4,174,496

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
Bayer Corp.(b) – (continued)
$13,849,000	0.000%	12/08/26	$ 13,579,455
Charles Schwab Corp.(b)
5,000,000	0.000	12/08/26	4,911,487
Charlotte-Mecklenburg Hospital Authority
15,000,000	0.000	08/18/26	14,922,295
Columbia Funding Co. LLC(b)
11,321,000	0.000	10/14/26	11,190,619
DNB Bank ASA(b)
9,274,000	0.000	03/25/27	8,994,311
EIDP, Inc.(b)
13,333,000	0.000	07/27/26	13,293,105
FedEx Corp.(b)
3,062,000	0.000	07/21/26	3,054,879
Macquarie Bank Ltd.(b)
7,461,000	0.000	03/31/27	7,222,353
Macquarie Group Ltd.
10,000,000	0.000	09/21/26	9,905,918
9,000,000	0.000	10/06/26	8,899,207
Oracle Corp.(b)
25,662,000	0.000	10/02/26	25,365,296
Paradelle Funding LLC
9,999,000	0.000	12/31/26	9,792,884
Penske Truck Leasing Co. LP
9,038,000	0.000	07/17/26	9,020,646
Royal Bank of Canada(b)
5,070,000	0.000	06/02/27	4,873,307
14,921,000	0.000	06/14/27	14,319,928
RWE AG(b)
4,449,000	0.000	02/26/27	4,319,336
15,000,000	0.000	04/20/27	14,463,114
Svenska Handelsbanken AB(b)
8,247,000	0.000	03/22/27	7,997,513
Swedbank AB(b)
7,466,000	0.000	03/23/27	7,243,576
Versailles Commercial Paper LLC
1,819,000	0.000	12/01/26	1,787,968
1,213,000	0.000	12/02/26	1,192,162
2,647,000	0.000	12/04/26	2,600,894

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
VW Credit, Inc.(b)
$13,080,000	0.000%	09/24/26	$ 12,950,181

			331,189,293

Repurchase Agreement – 2.2%
BNP Paribas SA
45,000,000	3.720	07/01/26	45,000,000
Maturity Value: $45,000,047
Next Reset Date: 06/30/26

Collateralized by various Asset-Backed Securities, Corporate Bonds, Medium - Term Notes, Mortgage – Backed Obligations and Sovereign Debt Obligations, 1.375% to 10.625%, due 7/15/26 to 1/1/99. The market value of the collateral, including accrued interest, was $85,674,109.

TOTAL SHORT-TERM INVESTMENTS (Cost $510,860,857)			$ 510,734,516

TOTAL INVESTMENTS – 98.1% (Cost $1,974,026,459)			$1,973,901,353

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			39,256,363

NET ASSETS – 100.0%			$2,013,157,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 136.6%
Collateralized Mortgage Obligations – 7.9%
Interest Only – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$72,764	2.393	%(a)(b)	05/15/45	$ 6,915
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
121,222	4.000	(c)	09/25/50	24,339
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
355,584	2.293	(a)(b)	05/15/46	34,783
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
77,279	2.343	(a)(b)	03/15/44	6,494
Federal National Mortgage Association REMICS Series 2017-104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
232,796	2.408	(a)(b)	01/25/48	23,986
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 1 mo. USD Term SOFR + 6.036%)
185,431	2.408	(a)(b)	02/25/48	17,823
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 1 mo. USD Term SOFR + 6.656%)
103,574	3.028	(a)(b)	04/25/37	8,232
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 1 mo. USD Term SOFR + 6.186%)
127,549	2.558	(a)(b)	03/25/38	7,765
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
82,613	2.347	(a)(b)(d)	10/20/43	3,119
Government National Mortgage Association REMICS Series 2015-129, Class IC
159,402	4.500	(c)(d)	09/16/45	29,295
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
392,707	1.907	(a)(b)(d)	07/20/47	34,098
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
830,812	1.947	(a)(b)(d)	01/20/48	74,190
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
344,740	2.447	(a)(b)(d)	05/20/48	37,791
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
475,308	2.447	(a)(b)(d)	09/20/48	52,239
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
128,295	2.297	(a)(b)(d)	01/20/49	13,342
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
191,944	2.297	(a)(b)(d)	01/20/49	19,627
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
123,048	2.347	(a)(b)(d)	06/20/49	12,529
Government National Mortgage Association REMICS Series 2019-151, Class NI
964,219	3.500	(c)(d)	10/20/49	172,611
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
491,327	2.297	(a)(b)(d)	02/20/50	54,647

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
Government National Mortgage Association REMICS Series 2020-78, Class DI
$482,581	4.000	%(c)(d)	06/20/50	$ 104,466
Government National Mortgage Association REMICS Series 2020-146, Class IM
929,249	2.500	(c)(d)	10/20/50	137,499
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
429,144	2.297	(a)(b)(d)	08/20/43	38,372
Government National Mortgage Association REMICS Series 2015-111, Class IM
222,061	4.000	(c)(d)	08/20/45	34,930
Government National Mortgage Association REMICS Series 2016-27, Class IA
116,363	4.000	(c)(d)	06/20/45	14,866
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
329,518	2.347	(a)(b)(d)	09/20/49	29,467
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
338,623	2.347	(a)(b)(d)	09/20/49	36,168
Government National Mortgage Association REMICS Series 2019-153, Class EI
823,179	4.000	(c)(d)	12/20/49	176,380
Government National Mortgage Association REMICS Series 2016-138, Class DI
55,468	4.000	(c)(d)	10/20/46	10,581
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
124,458	2.497	(a)(b)(d)	02/20/40	11,644
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
178,845	2.497	(a)(b)(d)	08/20/45	19,378
Government National Mortgage Association REMICS Series 2015-90, Class PI
6,387	3.500	(c)(d)	04/20/45	476
Government National Mortgage Association REMICS Series 2015-83, Class PI
15,019	3.500	(c)(d)	06/20/45	1,996
Government National Mortgage Association REMICS Series 2015-72, Class JI
6,422	3.500	(c)(d)	05/20/45	679
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
83,291	2.447	(a)(b)(d)	01/20/46	8,834

				1,259,561

Regular Floater(b) – 3.3%
Federal Home Loan Mortgage Corp. REMICS Series 5502, Class FG (1 mo. USD Term SOFR + 1.000%)
293,507	4.628		02/25/55	293,894
Federal Home Loan Mortgage Corp. REMICS Series 5452, Class DF (1 mo. USD Term SOFR + 1.250%)
1,262,251	4.878		09/25/54	1,270,547
Federal National Mortgage Association REMICS Series 2017-96, Class FA (1 mo. USD Term SOFR + 0.514%)
823,064	4.142		12/25/57	803,206

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
Federal National Mortgage Association REMICS Series 2025-11, Class FB (1 mo. USD Term SOFR + 1.000%)
$611,830	4.628%		03/25/55	$ 616,414
Federal National Mortgage Association REMICS Series 2024-70, Class FB (1 mo. USD Term SOFR + 1.100%)
1,392,744	4.728		10/25/54	1,402,278
Federal National Mortgage Association REMICS Series 2025-13, Class FB (1 mo. USD Term SOFR + 1.300%)
1,087,240	4.928		03/25/55	1,097,942
Government National Mortgage Association REMICS Series 2017- 182, Class FN (1 mo. USD Term SOFR + 0.414%)
861,371	4.048	(d)	12/16/47	848,833
Government National Mortgage Association REMICS Series 2021-98, Class FM (1 mo. USD Term SOFR + 0.750%)
794,753	2.500	(d)	06/20/51	674,164
Government National Mortgage Association REMICS Series 2021-122, Class FA (1 mo. USD Term SOFR + 0.400%)
2,087,188	3.000	(d)	07/20/51	1,817,733
Government National Mortgage Association REMICS Series 2025-150, Class FH (1 mo. USD Term SOFR + 1.100%)
800,417	4.709	(d)	09/20/55	807,305

				9,632,316

Sequential Fixed Rate – 2.4%
Angel Oak Mortgage Trust Series 2025-7, Class A1
297,464	5.509	(d)(e)(f)	06/25/70	298,253
COLT Mortgage Loan Trust Series 2024-4, Class A1
330,788	5.949	(d)(e)(f)	07/25/69	332,492
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
35,993	6.500		06/15/31	36,621
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
23,980	6.500		02/15/36	24,947
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
1,356	6.500	(d)	03/15/28	1,372
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
241,304	4.000	(d)(f)	12/15/50	228,104
Federal National Mortgage Association REMICS Series 2011-99, Class DB
238,155	5.000		10/25/41	239,255
Federal National Mortgage Association REMICS Series 2012-111, Class B
39,097	7.000		10/25/42	41,577
Federal National Mortgage Association REMICS Series 2012-153, Class B
159,639	7.000		07/25/42	169,892
Federal National Mortgage Association REMICS Series 2011-52, Class GB
255,495	5.000		06/25/41	256,746
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
24,431	8.500		06/25/30	25,592
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,311,654	3.000		04/25/44	1,186,775
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
219,421	5.500		07/25/35	223,529

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Government National Mortgage Association REMICS Series 2021-135, Class A
$2,801,497	2.000	%(d)	08/20/51	$ 2,297,622
JP Morgan Mortgage Trust Series 2025-NQM5, Class A1A
2,372	4.879	(d)(e)(f)	05/25/66	2,349
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC1, Class A1
516,900	5.562	(d)(e)(f)	03/25/70	517,983
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM9, Class A1A
302,771	5.016	(d)(e)(f)	09/25/70	301,493
OBX Trust Series 2025-NQM21, Class A1A
304,509	4.989	(d)(e)(f)	10/25/65	302,386
OBX Trust Series 2025-NQM15, Class A1A
293,477	5.143	(d)(e)(f)	07/27/65	292,882

				6,779,870

Sequential Floating Rate(b)(d) – 1.8%
Angel Oak Mortgage Trust Series 2020-3, Class M1
150,000	3.809	(e)	04/25/65	144,542
Angel Oak Mortgage Trust Series 2021-7, Class A1
328,227	1.978	(e)	10/25/66	286,650
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
22,607	5.760		07/25/35	22,480
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
17,192	5.278	(e)	01/25/34	17,242
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
58,683	5.178	(e)	10/25/41	58,762
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
92,988	6.628	(e)	04/25/42	94,099
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
125,000	5.428	(e)	01/25/44	125,870
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
150,000	5.578	(e)	03/25/44	151,185
GCAT Trust Series 2021-NQM4, Class A1
60,708	1.093	(e)	08/25/66	50,007
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
280,860	2.511	(a)	05/20/53	17,470
Government National Mortgage Association REMICS Series 2023-101, Class FH (1 mo. USD Term SOFR + 1.000%)
1,874,291	4.609		07/20/53	1,884,871
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
4,577	4.234		01/19/36	5,251
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
1,477	4.483		10/25/34	1,457

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(d) – (continued)
JP Morgan Mortgage Trust Series 2021-6, Class A3
$347,318	2.500	%(e)	10/25/51	$ 287,216
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
424,492	2.520	(e)	05/25/52	350,573
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
615,349	3.508	(e)	07/25/52	554,431
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
163,586	5.990	(e)	07/25/64	164,101
JP Morgan Mortgage Trust Series 2024-3, Class A4
300,803	3.000	(e)	05/25/54	271,292
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
13,471	4.900		11/25/29	12,952
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
49,969	3.750	(e)	05/28/52	47,759
OBX Trust Series 2021-NQM4, Class A1
361,625	1.957	(e)	10/25/61	307,145
OBX Trust Series 2022-J2, Class A1
178,335	3.500	(e)	08/25/52	159,930
Towd Point Mortgage Trust Series 2016-4, Class M1
5,818	3.250	(e)	07/25/56	5,794
Verus Securitization Trust Series 2021-8, Class A1
158,481	2.824	(e)	11/25/66	143,110
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
21,012	3.500	(e)	07/25/49	18,789

				5,182,978

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 22,854,725

Commercial Mortgage-Backed Securities – 6.8%
Sequential Fixed Rate – 0.7%
Bank Series 2020-BN29, Class A4
$600,000	1.997	%(d)	11/15/53	$ 528,850
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(d)	12/15/56	317,764
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(d)(e)	09/15/50	298,861
COMM Mortgage Trust Series 2024-277P, Class A
375,000	6.338	(e)	08/10/44	387,572
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388	(e)	11/13/41	454,473

				1,987,520

Sequential Floating Rate – 6.1%
Bank Series 2021-BN37, Class A5
200,000	2.618	(b)(d)	11/15/64	177,493
Bank Series 2021-BN31, Class AS
250,000	2.211	(b)(d)	02/15/54	215,534
Bank Series 2025-BNK51, Class B
400,000	5.895	(b)(d)	12/25/67	404,368
Bank5 Series 2025-5YR17, Class C
300,000	5.894	(b)(d)	11/15/58	298,452
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
450,000	4.545	(b)(e)	03/15/37	427,696

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Benchmark Mortgage Trust Series 2022-B32, Class A5
$500,000	3.002	%(b)	01/15/55	$ 445,152
BFLD Commercial Mortgage Trust Series 2025-660F, Class C (1 mo. USD Term SOFR + 2.150%)
400,000	5.775	(b)(e)	11/15/42	401,023
BFLD Trust Series 2025-EWEST, Class B (1 mo. USD Term SOFR + 1.900%)
350,000	5.525	(b)(e)	06/15/42	350,136
BPR Trust Series 2024-PMDW, Class A
150,000	5.358	(b)(e)	11/05/41	150,939
BSTN Commercial Mortgage Trust Series 2025-1C, Class A
525,000	5.548	(b)(e)	06/15/44	531,729
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
200,000	5.591	(b)(e)	11/13/46	199,029
BX Commercial Mortgage Trust Series 2026-CSMO, Class A (1 mo. USD Term SOFR + 1.400%)
350,000	5.025	(b)(e)	02/15/43	350,685
BX Commercial Mortgage Trust Series 2026-VLT10, Class A
400,000	5.358	(b)(e)	07/13/58	388,916
BX Commercial Mortgage Trust Series 2024-VLT5, Class B
200,000	5.995	(b)(e)	11/13/46	200,388
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
450,000	5.267	(b)(e)	02/15/41	450,209
BX Trust Series 2025-ARIA, Class A
450,000	5.199	(b)(e)	12/13/42	450,241
Durst Commercial Mortgage Trust Series 2025-151, Class A
700,000	5.317	(b)(e)	08/10/42	702,782
Durst Commercial Mortgage Trust Series 2025-151, Class B
600,000	5.768	(b)(e)	08/10/42	604,718
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
800,000	3.500	(b)(d)	07/25/32	756,738
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(b)(d)	12/25/30	1,136,237
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
168,092	4.262	(b)(d)	11/25/29	168,092
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(b)(d)	12/25/32	767,062
GWT Trust Series 2024-WLF2, Class A (1 mo. USD Term SOFR + 1.691%)
600,000	5.317	(b)(e)	05/15/41	601,145
HLTN Commercial Mortgage Trust Series 2026-DPLO, Class A (1 mo. USD Term SOFR + 1.700%)
800,000	5.325	(b)(e)	04/15/41	802,030
IRV Trust Series 2025-200P, Class A
600,000	5.471	(b)(d)(e)	03/14/47	604,009
IRV Trust Series 2025-200P, Class C
250,000	5.921	(b)(d)(e)	03/14/47	248,564
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.357%)
305,265	4.982	(b)(e)	04/15/37	300,986

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
$125,000	5.990	%(b)(e)	10/05/39	$ 125,769
MAD Commercial Mortgage Trust Series 2025-11MD, Class C
150,000	5.818	(b)(e)	10/15/42	150,550
Manhattan West Mortgage Trust Series 2026-2MW, Class A
600,000	5.499	(b)(e)	06/10/48	604,353
Manhattan West Mortgage Trust Series 2026-2MW, Class B
300,000	5.718	(b)(e)	06/10/48	301,573
MTN Commercial Mortgage Trust Series 2026-LPFX, Class A
1,100,000	5.153	(b)(e)	05/15/43	1,095,303
NYC Commercial Mortgage Trust Series 2025-3BP, Class B (1 mo. USD Term SOFR + 1.692%)
300,000	5.318	(b)(e)	02/15/42	299,985
NYC Commercial Mortgage Trust Series 2025-11X, Class A (1 mo. USD Term SOFR + 1.743%)
750,000	5.368	(b)(e)	10/15/40	752,958
NYC Commercial Mortgage Trust Series 2026-9W57, Class B
500,000	5.353	(b)(d)(e)	06/06/40	497,552
ROCK Trust Series 2024-CNTR, Class C
250,000	6.471	(e)	11/13/41	255,759
SCG Trust Series 2025-SNIP, Class A (1 mo. USD Term SOFR + 1.500%)
375,000	5.125	(b)(e)	09/15/42	375,872
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
275,000	5.935	(b)(e)	07/15/35	275,087
Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class A
350,000	4.833	(b)(e)	03/10/41	345,437
WHARF Commercial Mortgage Trust Series 2025-DC, Class A
200,000	5.528	(b)(e)	07/15/40	202,074

				17,416,625

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 19,404,145

Federal Agencies – 121.9%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$3,073	5.750%		04/01/33	$ 3,141
48,321	6.298		09/01/33	49,569
2,080	6.357		09/01/33	2,135
2,886	5.892		11/01/34	2,970
2,342	5.875		02/01/35	2,410
7,183	6.002		06/01/35	7,386
(1 yr. CMT + 2.107%)(b)
1,908	6.106		10/01/34	1,962

				69,573

Adjustable Rate Federal National Mortgage Association – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)(b)
384	4.078		07/01/27	382
(1 yr. MTA + 1.150%)(b)
479	4.917		11/01/27	476
494	4.917		01/01/38	493
(1 yr. MTA + 1.125%)(b)
3,643	4.892		06/01/32	3,642
(11th District Cost of Funds - Consumer + 1.250%)(b)
3,427	3.986		08/01/32	3,377

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC 1 yr. Treasury + 1.670%)(b)
$9,929	6.045%	11/01/32	$ 10,157
2,375	6.215	11/01/34	2,443
(RFUCC 6 mo. Treasury + 1.413%)(b)
147,213	5.538	05/01/33	149,709
(11th District Cost of Funds - Consumer + 1.329%)(b)
2,653	4.064	05/01/33	2,615
(1 yr. CMT + 2.160%)(b)
1,956	5.742	06/01/33	2,003
(1 yr. CMT + 2.261%)(b)
18,402	6.172	06/01/33	18,892
(RFUCC 6 mo. Treasury + 1.412%)(b)
950	5.478	06/01/33	965
(1 yr. CMT + 2.011%)(b)
402	5.615	07/01/33	411
(11th District Cost of Funds - Consumer + 1.254%)(b)
13,483	3.980	08/01/33	13,309
(RFUCC 1 yr. Treasury + 1.655%)(b)
58,604	6.182	10/01/33	60,129
(RFUCC 1 yr. Treasury + 1.634%)(b)
7,861	6.031	12/01/33	8,055
(1 yr. CMT + 2.301%)(b)
194	6.095	04/01/34	200
(1 yr. CMT + 2.191%)(b)
55,818	5.835	02/01/35	57,531
(RFUCC 1 yr. Treasury + 1.617%)(b)
5,999	5.779	03/01/35	6,154
(RFUCC 1 yr. Treasury + 1.810%)(b)
3,167	6.060	04/01/35	3,266
(RFUCC 1 yr. Treasury + 2.475%)(b)
2,118	6.725	05/01/35	2,208
(RFUCC 1 yr. Treasury + 1.389%)(b)
60,262	6.139	09/01/35	61,707
(11th District Cost of Funds - Consumer + 1.197%)(b)
932	4.588	12/01/37	926
(1 yr. MTA + 1.175%)(b)
1,823	4.942	11/01/40	1,823

			410,873

Adjustable Rate Government National Mortgage Association – 0.1%
1,669	5.000	01/20/27	1,666
(1 yr. CMT + 1.500%)(b)
465	5.000	02/20/27	464
7,234	5.625	04/20/27	7,228
712	5.625	05/20/27	712
1,557	5.625	06/20/27	1,556
675	5.125	11/20/27	675
2,056	5.125	12/20/27	2,057
5,206	5.000	01/20/28	5,204
1,923	5.000	02/20/28	1,923
1,902	5.000	03/20/28	1,902
18,673	5.375	07/20/29	18,791
5,112	5.375	08/20/29	5,146
1,792	5.375	09/20/29	1,803
8,311	5.125	10/20/29	8,358
13,447	5.125	11/20/29	13,525
1,950	5.125	12/20/29	1,961
3,860	5.000	01/20/30	3,878

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Government National Mortgage Association – (continued)
$1,077	5.000%	02/20/30	$ 1,082
6,885	5.000	03/20/30	6,921
10,782	5.625	04/20/30	10,850
31,865	5.625	05/20/30	32,072
2,666	5.625	06/20/30	2,684
29,338	5.375	07/20/30	29,596
5,409	5.375	09/20/30	5,459
8,119	5.125	10/20/30	8,184
15,079	5.000	03/20/32	15,218

			188,915

Federal Home Loan Mortgage Corp. – 3.1%
4,740	6.500	07/01/28	4,753
26,651	4.500	03/01/29	26,622
3,428	5.000	08/01/33	3,452
530	5.000	09/01/33	534
20,407	5.000	10/01/33	20,551
848	5.000	11/01/34	855
35,764	5.000	12/01/34	36,046
3,058	5.000	07/01/35	3,081
393	4.500	08/01/35	391
818	4.500	09/01/35	814
504	4.500	10/01/35	501
1	5.000	11/01/35	1
27,474	5.000	12/01/35	27,630
9,372	5.000	02/01/37	9,458
7,346	4.500	01/01/38	7,305
649	5.000	03/01/38	655
331	4.500	06/01/38	329
13,281	4.500	09/01/38	13,178
78	4.500	01/01/39	77
6,848	4.500	02/01/39	6,786
2,667	4.500	03/01/39	2,642
609	4.500	04/01/39	604
18,855	4.500	05/01/39	18,682
48,269	5.000	05/01/39	48,636
57,865	4.500	06/01/39	57,335
112,216	5.000	07/01/39	112,875
2,100	4.500	07/01/39	2,081
1,398	4.500	08/01/39	1,385
3,362	4.500	09/01/39	3,331
700	4.500	10/01/39	693
484	4.500	11/01/39	480
786	4.500	12/01/39	779
2,184	4.500	01/01/40	2,165
1,356	4.500	04/01/40	1,344
2,215	4.500	05/01/40	2,194
2,728	4.500	06/01/40	2,703
8,325	4.000	06/01/40	8,055
698	4.500	07/01/40	692
198	4.500	08/01/40	196
2,679	5.000	08/01/40	2,699
487	4.500	11/01/40	482
63,607	4.000	02/01/41	61,666
11,454	4.500	02/01/41	11,335
2,635	4.500	03/01/41	2,607
3,533	4.500	04/01/41	3,497

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$4,709	4.500%	05/01/41	$ 4,660
8,150	4.500	06/01/41	8,067
1,906	5.000	06/01/41	1,917
59,138	5.000	07/01/41	59,607
25,720	4.500	08/01/41	25,452
25,498	4.500	09/01/41	25,266
20,276	4.000	10/01/41	19,607
6,246	4.000	11/01/41	6,027
1,643	4.500	12/01/41	1,626
23,138	4.500	03/01/42	22,896
181,539	4.000	03/01/42	174,916
11,562	3.000	05/01/42	10,548
135,531	3.500	06/01/42	127,580
227,231	4.500	06/01/42	225,296
41,753	3.000	08/01/42	38,251
28,169	3.500	08/01/42	26,386
96,559	3.500	10/01/42	90,314
18,757	3.000	10/01/42	17,149
52,397	3.500	11/01/42	49,062
243,652	3.000	11/01/42	223,666
419,188	3.000	12/01/42	384,708
746,293	3.000	01/01/43	686,759
98,995	3.000	02/01/43	90,228
343,428	4.000	08/01/43	332,411
155,915	4.000	01/01/44	150,844
205,027	3.500	02/01/44	192,464
205,943	3.500	06/01/44	193,514
3,097	4.000	11/01/44	2,983
23,973	3.500	02/01/45	22,443
45,513	3.500	03/01/45	42,566
5,604	3.500	08/01/45	5,219
7,738	3.500	09/01/45	7,222
13,431	3.500	11/01/45	12,498
109,896	3.500	03/01/46	102,046
183,635	3.500	05/01/46	170,426
204,630	3.500	06/01/46	189,993
92,184	3.500	07/01/46	85,497
16,810	3.500	10/01/46	15,619
14,561	3.500	12/01/46	13,520
5,054,620	3.000	05/01/47	4,526,372
146,221	3.500	12/01/47	135,863

			9,033,665

Federal National Mortgage Association – 2.6%
479	6.500	11/01/28	481
14,414	7.000	07/01/31	15,274
406	7.000	08/01/31	428
108,145	5.500	07/01/33	110,023
40,481	3.500	07/01/42	37,800
36,195	3.500	08/01/42	33,849
22,488	3.500	09/01/42	21,037
3,064	3.500	10/01/42	2,865
5,971	3.500	11/01/42	5,583
3,387	3.500	01/01/43	3,162
75,919	3.500	02/01/43	70,915
6,062	3.500	05/01/43	5,667
355,785	3.500	07/01/43	331,701
173,316	3.500	01/01/44	161,807

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal National Mortgage Association – (continued)
$5,093	3.500%	12/01/44	$ 4,710
161,608	4.000	03/01/45	154,372
67,467	4.000	04/01/45	64,457
844,312	4.500	06/01/51	824,028
2,081,132	4.000	07/01/56	1,947,087
1,374,087	4.000	02/01/57	1,283,315
1,437,518	5.500	10/01/55	1,452,110
960,227	5.500	11/01/55	968,939

			7,499,610

Government National Mortgage Association – 30.5%
555	7.000	12/15/27	555
1,512	6.500	08/15/28	1,517
9,578	6.000	01/15/29	9,649
20,631	7.000	10/15/29	20,896
105	6.500	01/15/32	106
276	6.500	02/15/32	282
5,816	5.500	11/15/32	5,904
160,596	5.500	12/15/32	163,962
2,829	5.500	01/15/33	2,858
13,324	5.500	02/15/33	13,596
11,963	5.500	03/15/33	12,188
78,548	5.500	04/15/33	80,221
13,997	5.500	07/15/33	14,243
6,650	5.500	08/15/33	6,759
1,781	5.500	09/15/33	1,806
2,219	5.000	11/15/33	2,232
7,018	5.500	04/15/34	7,130
5,209	5.500	05/15/34	5,284
74,544	5.500	06/15/34	76,390
215	6.500	08/15/34	223
54,209	5.500	09/15/34	55,617
57,335	5.500	12/15/34	58,844
42,405	5.500	01/15/35	43,544
414	6.500	02/15/36	435
888	6.500	03/15/36	931
1,480	6.500	04/15/36	1,552
3,437	6.500	05/15/36	3,613
1,798	6.500	06/15/36	1,883
10,836	6.500	07/15/36	11,398
10,758	6.500	08/15/36	11,316
22,506	6.500	09/15/36	23,686
9,738	6.500	10/15/36	10,220
14,249	6.500	11/15/36	14,988
4,835	6.500	12/15/36	5,066
2,196	6.500	01/15/37	2,310
1,003	6.500	03/15/37	1,049
1,658	6.500	04/15/37	1,749
647	6.500	05/15/37	675
2,709	6.500	09/15/37	2,836
2,124	6.500	10/15/37	2,250
1,665	6.500	11/15/37	1,743
17,679	5.000	03/15/38	17,843
1,179	6.500	05/15/38	1,229
458	6.500	02/15/39	479
93,427	5.000	01/20/40	93,915
95,170	4.500	05/15/40	94,037
82,736	5.000	07/15/40	83,476

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$1,921	4.000%	02/20/41	$ 1,846
3,078	4.000	11/20/41	2,953
522	4.000	01/20/42	501
1,676	4.000	04/20/42	1,608
106,577	3.500	09/15/42	99,846
1,047	4.000	10/20/42	1,003
115,026	4.000	08/20/43	110,028
1,494	4.000	03/20/44	1,428
1,831	4.000	05/20/44	1,750
127,856	4.000	11/20/44	121,958
120,932	3.500	02/15/45	109,686
21,048	4.000	05/20/45	20,062
573,672	4.000	06/20/45	546,732
15,352	4.000	07/20/45	14,623
26,882	4.000	10/20/45	25,591
210,736	4.000	01/20/46	200,566
336,704	4.500	03/20/46	330,705
690,632	4.500	02/20/47	678,193
139,769	4.500	03/20/47	137,364
768,686	4.500	05/20/47	754,976
131,918	4.500	06/20/47	129,565
39,229	4.500	07/20/47	38,529
371,943	4.500	08/20/47	365,309
83,870	4.500	02/20/48	82,374
44,760	5.000	08/20/48	45,071
416,449	4.500	09/20/48	407,850
1,187,071	5.000	11/20/48	1,194,575
496,401	4.500	12/20/48	485,531
734,932	5.000	12/20/48	739,118
72,867	4.500	01/20/49	71,272
451,539	5.000	01/20/49	453,830
576,503	4.000	02/20/49	544,976
235,216	4.500	02/20/49	229,992
347,750	4.500	03/20/49	340,135
281,031	5.000	03/20/49	282,632
245,307	4.500	10/20/49	239,936
1,527,717	3.000	11/20/49	1,361,944
977,132	3.000	02/20/50	870,559
320,447	3.000	03/20/50	285,468
500,233	3.500	12/20/50	459,082
101,648	3.500	01/20/51	93,286
1,433,989	2.000	02/20/51	1,175,862
770,504	3.000	07/20/51	683,064
620,965	2.500	09/20/51	530,801
884,552	2.500	11/20/51	758,664
765,941	3.000	11/20/51	679,018
649,570	3.000	12/20/51	576,868
834,235	2.500	12/20/51	714,493
1,429,867	2.000	02/20/52	1,172,655
2,721,592	2.500	05/20/52	2,326,647
2,094,394	4.500	08/20/52	2,035,582
1,125,366	5.500	09/20/52	1,140,505
2,551,216	4.500	10/20/52	2,475,729
1,311,768	5.000	10/20/52	1,303,500
737,271	3.500	02/20/53	676,620
595,841	5.000	08/20/55	587,996
1,626,817	5.000	02/20/56	1,611,581
5,000,000	2.500	TBA-30yr(g)	4,267,943

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$7,000,000	2.000%	TBA-30yr(g)	$ 5,734,008
5,000,000	3.500	TBA-30yr(g)	4,488,086
4,000,000	4.000	TBA-30yr(g)	3,713,906
8,000,000	5.000	TBA-30yr(g)	7,886,223
11,000,000	5.500	TBA-30yr(g)	11,053,468
18,000,000	6.000	TBA-30yr(g)	18,332,922
1,000,000	6.500	TBA-30yr(g)	1,036,287

			87,817,366

Government National Mortgage Association (GNMA) – 0.9%
2,824,281	3.000	03/20/52	2,509,688

Uniform Mortgage-Backed Security – 84.6%
474,811	1.500	07/01/35	425,159
111,221	1.500	08/01/35	99,591
764,538	1.500	09/01/35	684,471
1,144,824	1.500	10/01/35	1,024,755
526,557	1.500	11/01/35	471,250
583,014	1.500	12/01/35	521,688
305,750	1.500	02/01/36	274,436
70,188	4.500	07/01/36	69,810
584,996	1.500	10/01/36	525,645
2,813	4.500	12/01/36	2,798
58,881	4.500	02/01/39	58,268
1,940	4.500	03/01/39	1,922
547	4.500	04/01/39	542
2,728	4.500	05/01/39	2,703
1,224	4.500	07/01/39	1,213
2,210	4.000	08/01/39	2,136
2,748	4.500	09/01/39	2,720
4,468	4.500	10/01/39	4,422
87,644	4.500	12/01/39	86,855
10,540	4.500	02/01/40	10,443
2,071	4.500	03/01/40	2,050
25,847	4.500	04/01/40	25,581
11,347	4.500	06/01/40	11,240
55,637	4.500	09/01/40	55,064
2,615	4.500	12/01/40	2,588
32,419	4.500	01/01/41	32,084
8,451	4.500	04/01/41	8,352
5,437	4.500	05/01/41	5,374
12,528	4.500	06/01/41	12,382
12,194	4.500	07/01/41	12,052
80,786	4.500	08/01/41	79,871
50,615	4.500	09/01/41	50,024
29,637	4.500	10/01/41	29,292
46,603	3.500	10/01/41	43,871
8,985	3.500	11/01/41	8,448
35,715	4.500	11/01/41	35,299
33,320	4.500	12/01/41	32,931
25,663	4.500	01/01/42	25,363
38,046	3.500	01/01/42	35,810
3,878	3.500	02/01/42	3,632
158,512	4.000	03/01/42	152,521
2,171	4.500	03/01/42	2,150
35,458	4.000	04/01/42	34,118
3,824	4.500	04/01/42	3,781
5,250	3.500	05/01/42	4,951

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$16,115	3.500%	06/01/42	$ 15,154
9,560	3.500	09/01/42	9,037
35,395	3.000	09/01/42	32,329
87,007	3.500	10/01/42	81,641
4,493	3.000	11/01/42	4,110
220,696	3.000	12/01/42	201,948
32,261	3.500	12/01/42	30,303
135,706	3.000	01/01/43	124,770
34,009	3.000	02/01/43	31,330
120,641	3.500	02/01/43	113,050
617,264	3.000	03/01/43	565,039
249,864	3.500	03/01/43	234,259
721,363	3.000	04/01/43	659,674
783,098	3.000	05/01/43	715,724
177,691	2.500	05/01/43	157,285
74,448	3.500	05/01/43	69,646
38,654	3.000	06/01/43	35,248
330,979	3.500	06/01/43	309,693
491,604	3.000	07/01/43	448,655
245,072	3.500	07/01/43	229,522
22,288	3.500	08/01/43	20,823
16,341	3.500	09/01/43	15,305
30,226	3.500	01/01/44	28,347
16,161	3.500	08/01/44	15,034
20,348	3.500	09/01/44	19,037
43,345	3.500	10/01/44	40,634
16,673	5.000	12/01/44	16,772
10,887	3.500	01/01/45	10,146
112,455	4.000	02/01/45	107,834
56,274	3.500	03/01/45	52,507
335,404	4.500	04/01/45	330,934
26,500	3.500	04/01/45	24,659
40,392	4.500	05/01/45	39,840
357,245	3.500	05/01/45	334,268
811,044	4.500	06/01/45	798,426
38,985	3.500	07/01/45	36,249
6,205	3.500	11/01/45	5,758
112,451	3.500	01/01/46	104,565
61,154	4.000	03/01/46	58,461
292,533	3.500	03/01/46	273,422
45,855	3.500	04/01/46	42,798
3,613	4.500	05/01/46	3,540
249,941	3.500	05/01/46	231,895
77,964	4.000	06/01/46	74,262
120,339	4.500	06/01/46	117,894
151,815	3.000	07/01/46	135,792
163,129	4.000	07/01/46	155,383
41,105	4.500	08/01/46	40,231
23,362	4.000	08/01/46	22,253
83,457	3.000	08/01/46	74,649
359,307	3.000	09/01/46	321,386
110,986	3.000	10/01/46	99,387
74,710	4.000	10/01/46	71,163
470,820	3.000	11/01/46	421,036
204,904	3.000	12/01/46	183,278
815,612	3.000	01/01/47	729,533
413,686	4.500	02/01/47	407,250
40,201	3.000	02/01/47	35,958

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$110,141	3.000%	04/01/47	$ 98,345
246,515	3.500	06/01/47	227,171
521,632	4.500	11/01/47	510,019
139,804	4.000	12/01/47	132,855
135,248	4.000	01/01/48	128,525
518,483	4.000	02/01/48	492,709
3,864	4.500	02/01/48	3,765
352,473	4.000	03/01/48	334,621
199,332	4.500	05/01/48	194,831
412,367	4.000	06/01/48	391,610
335,548	3.500	06/01/48	309,218
177,400	4.500	07/01/48	172,410
128,087	4.000	08/01/48	121,520
617,246	4.500	08/01/48	599,898
255,936	4.500	09/01/48	248,737
4,998	4.500	10/01/48	4,886
1,449,060	5.000	11/01/48	1,455,436
456,581	4.500	11/01/48	445,261
204,210	4.500	12/01/48	198,275
714,967	4.500	01/01/49	693,739
255,142	4.500	02/01/49	247,579
202,289	4.500	03/01/49	195,850
2,707	4.500	05/01/49	2,638
36,697	3.500	07/01/49	33,883
2,193,391	3.000	09/01/49	1,954,662
4,222	4.500	11/01/49	4,116
271,045	4.500	01/01/50	263,167
43,100	4.500	02/01/50	41,849
497,270	3.000	03/01/50	442,077
4,323,907	4.500	03/01/50	4,214,408
320,934	4.500	04/01/50	311,305
1,800,439	2.000	09/01/50	1,456,961
309,308	4.500	09/01/50	301,483
4,821,901	2.500	09/01/50	4,126,762
5,566,168	2.000	10/01/50	4,502,343
1,808,320	3.000	10/01/50	1,605,209
2,415,831	2.000	11/01/50	1,953,266
1,548,706	2.500	11/01/50	1,323,020
810,294	2.500	01/01/51	682,590
3,882,020	2.000	02/01/51	3,134,659
1,547,151	2.500	02/01/51	1,307,021
5,542,129	2.000	04/01/51	4,472,323
10,453,497	2.000	05/01/51	8,430,115
8,585,443	2.500	05/01/51	7,304,797
6,668,760	2.500	07/01/51	5,684,667
4,906,651	2.000	08/01/51	3,969,409
1,369,464	2.500	09/01/51	1,167,758
2,483,472	2.000	10/01/51	1,998,439
1,546,457	2.000	11/01/51	1,243,888
4,126,100	2.500	12/01/51	3,513,790
3,780,634	2.000	12/01/51	3,040,048
1,158,557	2.000	01/01/52	941,110
2,413,504	2.000	02/01/52	1,940,096
7,690,978	2.500	02/01/52	6,572,610
1,927,077	2.000	03/01/52	1,565,991
105,155	4.500	04/01/52	101,652
2,917,781	2.000	04/01/52	2,371,061
1,223,654	3.000	04/01/52	1,077,470

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$4,979,067	3.500%	04/01/52	$ 4,581,632
695,461	5.500	09/01/52	708,823
1,382,123	3.000	09/01/52	1,209,234
694,236	5.000	10/01/52	686,919
2,342,300	4.500	10/01/52	2,262,959
1,239,186	6.000	11/01/52	1,286,206
2,323,846	4.500	11/01/52	2,244,914
137,442	6.000	12/01/52	142,701
1,477,361	4.500	05/01/53	1,437,305
1,990,525	5.500	06/01/53	2,006,899
2,116,360	6.000	06/01/53	2,167,436
809,867	5.500	08/01/53	816,296
780,795	6.500	08/01/53	813,099
2,280,708	4.500	09/01/53	2,199,652
3,617,986	6.000	10/01/53	3,707,991
449,491	6.500	10/01/53	467,526
1,832,355	6.500	11/01/53	1,919,330
856,406	6.000	01/01/54	876,524
2,606,012	2.500	01/01/54	2,192,229
868,621	5.500	03/01/54	873,878
3,570,227	6.000	04/01/54	3,686,851
2,704,804	6.500	06/01/54	2,832,099
2,197,523	6.000	06/01/54	2,267,179
1,380,869	6.500	08/01/54	1,445,983
723,201	6.500	09/01/54	757,755
574,327	6.000	09/01/54	587,538
2,239,511	5.500	10/01/54	2,252,562
4,366,949	5.000	12/01/54	4,320,656
860,268	6.000	12/01/54	884,781
2,565,288	5.000	01/01/55	2,529,341
4,287,937	5.500	03/01/55	4,322,229
1,197,164	6.000	03/01/55	1,234,737
852,445	5.500	06/01/55	864,162
2,590,496	5.000	06/01/55	2,546,393
1,901,116	6.000	08/01/55	1,954,099
2,467,995	5.500	03/01/56	2,503,844
1,277,216	6.000	03/01/56	1,312,811
2,985,174	5.000	05/01/56	2,957,031
6,000,000	2.000	TBA-30yr(g)	5,353,907
26,000,000	5.500	TBA-30yr(g)	26,086,328
14,000,000	6.000	TBA-30yr(g)	14,301,874
11,000,000	4.500	TBA-30yr(g)	10,867,227
10,000,000	6.500	TBA-30yr(g)	10,342,969

			243,626,594

TOTAL FEDERAL AGENCIES			$ 351,156,284

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $402,844,970)			$ 393,415,154

Asset-Backed Securities(d)(e) – 2.3%
Collateralized Loan Obligations – 2.3%
Aligned Data Centers Issuer LLC Series 2026-1A, Class A2I
$300,000	5.909%	06/15/56	$ 300,668

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(d)(e) – (continued)
Collateralized Loan Obligations – (continued)
ARES XLI CLO Ltd. Series 2016-41A, Class A1R3(b) (3 mo. USD Term SOFR + 1.260%)
$1,050,000	4.875%	04/15/39	$ 1,050,705
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR3(b) (3 mo. USD Term SOFR + 2.700%)
565,000	6.375	04/19/34	562,715
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class BR(b) (3 mo. USD Term SOFR + 1.700%)
500,000	5.375	10/20/38	502,430
CBAMR Ltd. Series 2021-14A, Class A1R(b) (3 mo. USD Term SOFR + 1.280%)
290,000	4.955	10/20/38	290,118
CIFC Funding Ltd. Series 2022-4A, Class DR(b) (3 mo. USD Term SOFR + 2.700%)
1,000,000	6.380	07/16/35	990,015
Elmwood CLO 27 Ltd. Series 2024-3A, Class A1R(b) (3 mo. USD Term SOFR + 1.240%)
1,275,000	4.886	04/18/39	1,276,657
Halseypoint CLO 7 Ltd. Series 2023-7A, Class A1R(b) (3 mo. USD Term SOFR + 1.450%)
750,000	5.125	07/20/38	751,602
Invesco U.S. CLO Ltd. Series 2023-3A, Class BR(b) (3 mo. USD Term SOFR + 1.750%)
800,000	5.423	07/15/38	802,496
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
84,789	5.750	12/20/50	82,704

			6,610,110

TOTAL ASSET-BACKED SECURITIES (Cost $6,616,441)			$ 6,610,110

U.S. Treasury Obligations – 2.9%
U.S. Treasury Bonds
$570,000	5.000%	05/15/46	$ 574,453
530,000	4.750	05/15/55	514,183
540,000	4.750	08/15/55	524,138
U.S. Treasury Inflation-Indexed Bonds
1,143,530	1.500	02/15/53	869,217
U.S. Treasury Notes
556,200	4.375	11/30/28	558,764
2,700,000	4.125	06/30/31	2,690,508

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$2,730,000	4.250%	06/30/33	$ 2,719,762

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,510,867)			$ 8,451,025

Shares	Dividend Rate		Value

Investment Company(h) – 0.0%
Goldman Sachs Central Government Fund — Institutional Shares
865	3.703%		$ 865
(Cost $865)

TOTAL INVESTMENTS – 141.8% (Cost $417,973,143)			$ 408,477,154

OTHER ASSETS IN EXCESS OF LIABILITIES – (41.8)%			(120,471,502)

NET ASSETS – 100.0%			$ 288,005,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest Only Inverse Floaters.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(c)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2026.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $123,465,148 which represents approximately 43.1% of net assets as of June 30, 2026.

(h)	Represents an affiliated issuer.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2026, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	07/20/26	$(3,000,000)	$(2,880,209)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	07/13/26	(1,000,000)	(835,352)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	07/13/26	(14,000,000)	(12,209,532)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	07/13/26	(20,000,000)	(18,155,468)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	07/13/26	(2,000,000)	(1,868,516)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	07/13/26	(13,000,000)	(12,459,179)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	07/16/26	(2,000,000)	(1,782,238)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	07/13/26	(5,000,000)	(4,912,695)
Uniform Mortgage-Backed Security	7.000	TBA - 30yr	07/15/26	(1,000,000)	(1,055,710)

(PROCEEDS RECEIVED: $(55,981,602))					$(56,158,899)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	101	09/21/26	$11,098,953	$15,794
Ultra 10-Year U.S. Treasury Notes	26	09/21/26	2,924,188	12,826

Total				$28,620

Short position contracts:
2 Year U.S. Treasury Notes	(75)	09/30/26	(15,459,961)	3,834
3 Month SOFR	(57)	03/16/27	(13,674,300)	(7,008)
5 Year U.S. Treasury Notes	(72)	09/30/26	(7,707,375)	(1,149)
Ultra Long U.S. Treasury Bonds	(8)	09/21/26	(929,250)	(1,407)

Total				$(5,730)

TOTAL FUTURES CONTRACTS				$22,890

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.429%(b)	12M SOFR(b)	04/22/28		$2,740	$15,968	$11,294	$4,674
3.416(b)	12M SOFR(b)	04/22/28		3,370	20,072	8,134	11,938
3.927(c)	12M SOFR(c)	06/30/28		3,120	5,030	(838)	5,868
12M SOFR(c)	4.021%(c)	06/30/28		440	(28)	(17)	(11)
2.500(d)	12M CDOR(d)	09/16/28	CAD	430	1,238	1,608	(370)
3.979(c)	12M SOFR(c)	11/30/30		$550	(1,398)	(122)	(1,276)
12M SOFR(c)	3.584(c)	04/22/32		4,960	(69,865)	(65,833)	(4,032)
12M SOFR(c)	3.592(c)	04/22/32		4,050	(55,559)	(75,569)	20,010
3.976(c)	12M SOFR(c)	04/30/33		3,510	(7,645)	(763)	(6,882)

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.894%(c)	12M SOFR(c)	04/22/37	$2,760	$34,791	$28,975	$5,816
3.893(c)	12M SOFR(c)	04/22/37	2,290	28,983	32,308	(3,325)
12M SOFR(c)	4.629%(c)	04/14/41	5,210	11,063	(2,213)	13,276
12M SOFR(c)	4.688(c)	04/14/41	2,800	10,876	923	9,953
4.048(c)	12M SOFR(c)	04/13/56	4,800	(2,214)	5,081	(7,295)
4.114(c)	12M SOFR(c)	04/13/56	2,600	(7,197)	(673)	(6,524)

TOTAL				$(15,885)	$(57,705)	$41,820

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

Currency Abbreviations:
CAD	— Canadian Dollar
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GNMA	— Government National Mortgage Association
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
MTN	— Medium Term Note
PI	— Private Investment
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
CDOR	— Canadian Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate